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THE VIRTUS FUNDS
Combined
Semi-Annual Report

 .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .  .

March 31, 1997

 . The U.S. Government Securities Fund

 . The Style Manager: Large Cap Fund

 . The Style Manager Fund

 . The Virginia Municipal Bond Fund

 . The Maryland Municipal Bond Fund

 . The Treasury Money Market Fund

 . The Money Market Fund

 . The Tax-Free Money Market Fund

Funds Managed by

[LOGO OF VIRTUS CAPITAL MANAGEMENT, INC.]

VIRTUS(sm)
CAPITAL MANAGEMENT, INC.
The Investment Adviser to The Virtus Funds is Virtus Capital Management, Inc., a subsidiary of Signet Banking Corporation. The Virtus Funds are administered by subsidiaries of Federated Investors, independent of Signet.

Investment products offered through Signet Financial Services, Inc. are not deposits, obligations of, or guaranteed by Signet Bank, and are not insured by FDIC or any Federal agency. In addition, they involve risk, including possible loss of principal invested. Member NASD.

Virtus Capital Management, Inc. is the investment adviser for The Virtus Funds. Federated Securities Corp. is the distributor of The Funds.

Federated Securities Corp., Distributor, is independent of Signet Bank.



MESSAGE TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present your Semi-Annual Report for The Virtus Funds, which covers the six-month period from October 1, 1996 through March 31, 1997.

As always, this report contains complete financial information--including a commentary by the portfolio manager and a list of holdings--for every fund in the Virtus family.

I encourage you to take a few minutes to review the following highlights for each fund over the six-month period. During the six-month reporting period, the stock market continued to climb, although it experienced significant volatility late in the period. Bond market performance has been impacted by market uncertainty about the economy and a rate increase by the Federal Reserve Board (the "Fed") in late March. The fund-by-fund performance highlights are as follows:

 . THE U.S. GOVERNMENT SECURITIES FUND paid dividends of $0.31 per share for
  Investment Shares ($0.32 for Trust Shares). The fund produced a total return of 1.87% for Investment Shares, based on net asset value (2% for Trust Shares).* The fund's net asset value decreased by 1% from the first day of the period to the last day of the period. At the end of the reporting period, net assets stood at more than $173 million.

 . THE STYLE MANAGER: LARGE CAP FUND delivered a competitive total return of
  11.28% for Investment Shares, based on net asset value, (11.35% for Trust Shares).* The fund paid dividends of $0.09 per share and capital gains of $1.83 per share for Investment Shares (and dividends of $0.11 per share and capital gains of $1.83 per share for Trust Shares). The fund's net asset value decreased by 2% from the first day of the period to the last day of the period. At the end of the reporting period, net assets stood at more than $92 million.

 . THE STYLE MANAGER FUND produced a strong total return, based on net asset value, of 11.02% through dividends totaling $0.18 per share, capital gains of $0.63 per share, and a 3% increase in net asset value.* Net assets stood at more than $62 million on the last day of the period.

 . THE VIRGINIA MUNICIPAL BOND FUND paid double-tax-free dividends** of $0.21 per share for Investment Shares ($0.22 for Trust Shares). The fund produced a total return of 1.66% for Investment Shares, based on net asset value (1.79% for Trust Shares).* The fund's net asset value decreased slightly by .2% from the first day of the period to the last day of the period.* Net assets totaled more than $86 million on the last day of the reporting period.

 . THE MARYLAND MUNICIPAL BOND FUND paid double-tax-free dividends** of $0.19 per share for Investment Shares ($0.20 in dividends for Trust Shares). The fund produced a total return of 1.40% for Investment Shares, based on net asset value (1.53% for Trust Shares).* The fund's net asset value decreased slightly by .4% from the first day of the period to the last day of the period. At the end of the reporting period, net assets stood at more than $35 million.

 . THE TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid dividends totaling $0.02 per share for Trust Shares and $0.02 per share for Investment Shares. At the end of the period, fund net assets reached $390 million.+

 . THE MONEY MARKET FUND paid dividends totaling $0.02 per share for both Trust
  Shares and Investment Shares through its portfolio of high-quality money market securities. The fund ended the reporting period with more than $252 million in net assets.+

 . THE TAX-FREE MONEY MARKET FUND, a portfolio of municipal money market securities, paid tax-free dividends totaling $0.01 per share.++ At the end of the reporting period, net assets stood at more than $55 million.+




Thank you for pursuing your financial goals through The Virtus Funds. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/ Gary M. Allen

Garry M. Allen Chief Investment Officer Virtus Capital Management Investment Adviser to The Virtus Funds

May 15, 1997
--------
 * Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Adjusted for the Funds' contingent deferred sales charge, the total returns of The Virtus Funds were as follows: The U.S. Government Securities Fund (Investment Shares):
   (0.20%); The Style Manager: Large Cap Fund (Investment Shares) 9.02%; The Style Manager Fund: 8.87%: The Virginia Municipal Bond Fund (Investment Shares): (0.34%); and The Maryland Municipal Bond Fund (Investment Shares):
   (0.61%).
** Income may be subject to the federal alternative minimum tax.
 + Although money market funds seek to maintain a stable net asset value of $1.00 a share, there is no guarantee that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.
++ Income may be subject to the federal alternative minimum tax and state and local taxes.




INVESTMENT REVIEW
The U.S. Government Securities Fund
-------------------------------------------------------------------------------

Interest rates remained stable for the six month period ended March 31, 1997, rising 20 to 30 basis points in yield. Overall, 30-year Treasury rates traded in a range of 6.35% to 7.15%, very similar to the range seen in the last six-month period. We again commend the Fed for engineering a stable interest rate environment by effectively controlling economic growth and inflation expectations. Total returns (coupon income plus changes in share price) for the period were modest at 2.00% (Trust shares). As interest rates rose during the period, the price of each share fell slightly reducing your total return to below your income yield.

We maintained our longer than average maturity posture from June of 1996 through mid-November 1996. Believing that interest rates had fallen about as far as they should, we shortened our average maturities to be in line with the Lehman Brothers Intermediate Government Index (the "LBIGI")* in mid-November. Shortly thereafter, interest rates rose. As an example, for the five-year Treasury Note, interest rates dropped from 6.45% to 5.96% (on November 15,
1996) before climbing back up to 6.75% at March 31, 1997. We were generally under-invested in mortgage-backed securities for the period, which provided a healthy return from both their higher coupon income and price appreciation. Overall, your total return, based on net asset value, of 2.00% for Trust Shares, compares favorably to a return of 2.28% observed by the LBIGI.

While we believe the Fed has done an outstanding job in controlling economic growth, more and more signs emerge that the economy may be growing at a faster rate than is desired. While most signs of inflation are currently benign, a healthy economic environment tends to drive up prices and increase inflation, which has a negative impact on the bond market. Given this environment, the Fed increased short-term interest rates in late March and we expect them to increase short-term interest rates by 25 or 50 basis points in the next few months. Given this outlook, we expect to see short-term interest rates increase and to see a modest increase in the long-term interest rates before the effects of higher short-term interest rates slow down economic growth. Under this scenario, we will maintain our average maturity at slightly below the LBIGI. Since mortgage-backed securities offer the lowest yield advantage over Treasuries seen in several years, we intend to continue to add mortgages to the portfolio.
--------
* Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Investments cannot be made in an index.




INVESTMENT REVIEW
The Style Manager: Large Cap Fund
-------------------------------------------------------------------------------

For the six month period from October 1, 1996 through March 31, 1997, The Style Manager: Large Cap Fund participated fully in the strong upward movement in large cap stocks. The fund's Trust Shares and Investment Shares reported a total return of 11.35% and 11.28%, respectively, based on net asset value, while the Standard & Poor's Composite 500 Stock Index ("S&P 500")* returned 11.30%. The 1996 year ended strongly, and large cap returns were less than 200 basis points apart for large cap value stocks and large cap growth stocks for the year.

The S&P 500 return of 2.6% for the first quarter 1997 outdistanced the Russell 2000 Index** which generated a negative return of (5.17%) for the same period. In large cap, growth outpaced value; whereas in small cap, value significantly outperformed growth.

In the first quarter of 1997, the major style opportunity existed in the small cap end of the equity market. Large cap growth style leadership was again narrow in the number of stocks beating the S&P 500. Value outperformed growth in small cap, medium cap and the Russell Top 200 Index*** large cap stocks. Only in the S&P 500 did growth outperform value. This points to the narrowness of large cap stock leadership overall. Our current large cap positioning should benefit from this overall movement toward value stocks.

We continue a strategy of capital preservation and value stock positioning in our style driven accounts. The stock market is now highly sensitive to economic events as we are over seven years without a recession.
--------
   *The S&P 500 is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.
  **The Russell 2000 is an unmanaged capitalization weighted index comprised of 2,000 small capitalization common stocks. Investments cannot be made in an index.
*** Russell Top 200TM is an unmanaged index that measures the performance of the 200 largest companies in the Russell 1000 Index, which represents approximately 65% of the total market capitalization of the Russell 1000 Index. Investments cannot be made in an index.




INVESTMENT REVIEW
The Style Manager Fund
-------------------------------------------------------------------------------

The S&P 500 return of 2.6% for the first quarter 1997 outdistanced the Russell 2000 Index which generated a negative return of (5.17%) for the same period. In large cap, growth outpaced value; whereas in small cap, value significantly outperformed growth.

The first quarter 1997 was one of the top five in the history of the Russell 2000 Index for return spreads between small value and small growth stocks. Small value outperformed small growth by over 1,000 basis points in the first quarter 1997. We were positioned correctly for this outperformance. Also, the back-to-back quarters of the fourth quarter 1996 and the first quarter 1997 were the worst two quarters for the Russell 2000 small growth stocks since the benchmark began in 1979. Again, we were positioned correctly in small value. The Russell 2000 returned (0.24%) for the six months ended March 31, 1997. The Style Manager Fund returned 11.02% for the same six-month period due to our correct positioning on the capital preservation value side of small stocks.

In the first quarter 1997, the major style opportunity existed in the small cap end of the equity market. Large cap growth style leadership was again narrow in the number of stocks beating the S&P 500. Value outperformed growth in small cap, medium cap and the Russell Top 200 Index large cap stocks. Only in the S&P 500 did large growth outperform large value. This points to the narrowness of large cap stock leadership overall.

We continue a strategy of capital preservation and value stock positioning in our style driven accounts. The stock market is now highly sensitive to economic events as we are over seven years without a recession.




INVESTMENT REVIEW
The Virginia Municipal Bond Fund
-------------------------------------------------------------------------------

The fixed income markets began 1997 with a negative tone due to a rise in interest rates. Interest rates across the yield curve have risen because of stronger economic growth and fears of future inflation. We believe the Fed will raise short-term rates again in the near future to prevent any inflation pressures. This would cause the yield curve to flatten, with short-term rates rising considerably more than long-term rates. The rise in rates may lead to an economic slowdown towards the later half of 1997. As the economy slows, this should, in turn, cause interest rates to fall once again.

Municipal bonds outperformed Treasuries as yields rose by preserving more of their value. This caused municipals to be slightly expensive versus Treasuries on a historical basis.

We are maintaining a neutral average maturity and duration in The Virginia Municipal Bond Fund.




INVESTMENT REVIEW
The Maryland Municipal Bond Fund
-------------------------------------------------------------------------------

The fixed income markets began 1997 with a negative tone due to a rise in interest rates. Interest rates across the yield curve have risen because of stronger economic growth and fears of future inflation. We believe the Fed would raise short-term rates again in the near future to prevent any inflation pressures. This will cause the yield curve to flatten, with short-term rates rising considerably more than long-term rates. The rise in rates may lead to an economic slowdown towards the later half of 1997. As the economy slows, this should, in turn, cause interest rates to fall once again.

Municipal bonds outperformed Treasuries as yields rose by preserving more of their value. This caused municipals to be slightly expensive versus Treasuries on a historical basis.

We are maintaining a neutral average maturity and duration in The Maryland Municipal Bond Fund.




SHAREHOLDER MEETING RESULTS
-------------------------------------------------------------------------------

A Special Meeting of the Shareholders of The Style Manager Fund and The Style
Manager: Large Cap Fund was held on October 21, 1996. On August 22, 1996, the record date for shareholders voting at the meeting, there were 5,576,689 shares of The Style Manager Fund and 7,040,786 shares of The Style Manager:
Large Cap Fund outstanding and entitled to vote. Totals of 5,015,597 shares of The Style Manager Fund and 5,052,067 shares of The Style Manager: Large Cap Fund were present in person at the meeting or represented by proxy. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM: To approve the Sub-Advisory Agreement between Virtus Capital Management, Inc. and Trend Capital Management, Inc. on behalf of The Style Manager Fund and The Style Manager: Large Cap Fund.

Shareholders of The Style Manager Fund voted as follows:

 SHARES VOTED FOR              SHARES VOTED AGAINST                 SHARES ABSTAINED
    4,953,944                         30,650                             31,003


Shareholders of The Style Manager: Large Cap Fund voted as follows:

 SHARES VOTED FOR              SHARES VOTED AGAINST                 SHARES ABSTAINED
    4,893,598                         80,766                             77,703


AGENDA ITEM: To approve an Amendment to the Investment Advisory Contract between Virtus Capital Management, Inc. and The Virtus Funds, increasing the advisory fee payable by The Style Manager Fund.

Shareholders of The Style Manager Fund voted as follows:

 SHARES VOTED FOR              SHARES VOTED AGAINST                 SHARES ABSTAINED
    4,839,503                         55,829                             27,063





THE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

  PRINCIPAL
     AMOUNT                                                           VALUE
 ----------- ---------------------------------------------------   ------------
 LONG-TERM INVESTMENTS--96.3%
 ---------------------------------------------------------------
             U.S. TREASURY NOTES--61.0%
             ---------------------------------------------------
 $23,000,000 6.875%, 5/15/2006                                     $ 22,871,890
             ---------------------------------------------------
   6,000,000 7.125%, 2/29/2000                                        6,083,940
             ---------------------------------------------------
   2,000,000 7.50%, 11/15/2001                                        2,058,200
             ---------------------------------------------------
  13,000,000 7.50%, 5/15/2002                                        13,408,980
             ---------------------------------------------------
   5,000,000 7.875%, 4/15/1998                                        5,089,550
             ---------------------------------------------------
   6,000,000 8.25%, 7/15/1998                                         6,150,360
             ---------------------------------------------------
  15,000,000 8.875%, 11/15/1998                                      15,580,200
             ---------------------------------------------------
  33,000,000 8.875%, 2/15/1999                                       34,426,920
             ---------------------------------------------------   ------------
              Total U.S. Treasury Notes                             105,670,040
             ---------------------------------------------------   ------------
             GOVERNMENT OBLIGATIONS--35.3%
             ---------------------------------------------------
             Federal Agricultural Mortgage Corp., 7.37%,              1,000,835
     993,000 8/1/2006
             ---------------------------------------------------
   8,330,928 Federal Home Loan Bank, 6.50%, 11/1/2009                 8,077,584
             ---------------------------------------------------
  12,256,760 Federal Home Loan Bank, 6.50%, 9/1/2008                 11,921,647
             ---------------------------------------------------
      82,041 Federal Home Loan Bank, 7.638%, 8/1/2019                    86,059
             ---------------------------------------------------
      32,893 Federal Home Loan Bank, 8.444%, 12/1/2020                   33,799
             ---------------------------------------------------
   5,000,000 Federal Home Loan Mortgage Corp., 7.974%, 4/20/2005      5,018,200
             ---------------------------------------------------
             Federal Home Loan Mortgage Corp., PC, REMIC, 7.80%,      1,174,098
   1,168,001 5/15/2012
             ---------------------------------------------------
             Federal National Mortgage Association, 7.00%,            4,944,480
   4,958,960 12/1/1999
             ---------------------------------------------------
             Federal National Mortgage Association, 7.00%,            4,021,634
   4,043,103 8/1/2001
             ---------------------------------------------------
             Federal National Mortgage Association, 7.50%,           23,933,602
  24,375,282 8/1/2026
             ---------------------------------------------------
             Federal National Mortgage Association, 8.50%,              426,302
     413,761 12/1/2001
             ---------------------------------------------------
             Federal National Mortgage Association, 8.778%,              75,315
      72,249 6/1/2019
             ---------------------------------------------------
             Government National Mortgage Association, 8.00%,           173,136
     169,377 3/15/2017
             ---------------------------------------------------
             Government National Mortgage Association, 9.00%,
     328,674 9/15/2021                                                  347,369
             ---------------------------------------------------   ------------
              Total Government Obligations                           61,234,060
             ---------------------------------------------------   ------------
              TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST
              $170,608,618)                                         166,904,100
             ---------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENT--2.7%
 ---------------------------------------------------------------
   4,753,872 Nikko Securities Co. International, Inc., 6.50%,
             dated 3/31/1997,
             due 4/1/1997 (AT AMORTIZED COST)                         4,753,872
             ---------------------------------------------------   ------------
              TOTAL INVESTMENTS (IDENTIFIED COST
              $175,362,490)(B)                                     $171,657,972
             ---------------------------------------------------   ------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(b) The cost of investments for federal tax purposes amounts to $175,362,490. The net unrealized depreciation of investments on a federal tax basis amounts to $3,704,518 which is comprised of $134,392 appreciation and $3,838,910 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($173,326,454) at March 31, 1997.

The following acronyms are used throughout this portfolio:
PC--Participation Certificate
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)




THE STYLE MANAGER: LARGE CAP FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                     VALUE
 ---------- ----------------------------   -----------
 COMMON STOCKS--97.2%
 ---------------------------------------
            AEROSPACE & DEFENSE--2.6%
            ----------------------------
     12,400 Boeing Co.                     $ 1,222,950
            ----------------------------
      7,900 Lockheed Martin Corp.              663,600
            ----------------------------
      8,600 McDonnell-Douglas Corp.            524,600
            ----------------------------   -----------

             Total                           2,411,150
            ----------------------------   -----------

            AIRLINES--1.2%
            ----------------------------
      7,800 (a)AMR Corp.                       643,500
            ----------------------------
      6,000 Delta Air Lines, Inc.              504,750
            ----------------------------   -----------

             Total                           1,148,250
            ----------------------------   -----------

            ALUMINUM--0.6%
            ----------------------------
     17,200 Alcan Aluminum, Ltd.               582,650
            ----------------------------   -----------
            AUTO PARTS & EQUIPMENT--1.3%
            ----------------------------
     12,200 Goodyear Tire & Rubber Co.         637,450
            ----------------------------
     10,000 TRW, Inc.                          517,500
            ----------------------------   -----------

             Total                           1,154,950
            ----------------------------   -----------

            AUTOMOBILES--2.6%
            ----------------------------
     29,900 Chrysler Corp.                     897,000
            ----------------------------
     49,000 Ford Motor Co.                   1,537,375
            ----------------------------   -----------

             Total                           2,434,375
            ----------------------------   -----------

            BANKS MAJOR REGIONAL--9.2%
            ----------------------------
     18,600 Banc One Corp.                     739,350
            ----------------------------
     18,100 Bank of New York Co., Inc.         665,175
            ----------------------------
     10,400 Barnett Banks, Inc.                483,600
            ----------------------------
      7,400 Comerica, Inc.                     417,175
            ----------------------------
      9,900 First Union Corp.                  803,137
            ----------------------------
      8,700 Fleet Financial Group, Inc.        498,075
            ----------------------------
      9,900 KeyCorp                            482,625
            ----------------------------
      5,300 Mellon Bank Corp.                  385,575
            ----------------------------
      9,800 National City Corp.                456,925
            ----------------------------
     25,600 NationsBank Corp.                1,417,600
            ----------------------------
     10,900 Norwest Corp.                      504,125
            ----------------------------
     16,800 PNC Financial Corp.                672,000
            ----------------------------
      3,300 Republic New York Corp.            290,813
            ----------------------------
      5,200 SunTrust Banks, Inc.               241,150
            ----------------------------
      8,100 Wachovia Corp.                     441,450
            ----------------------------   -----------

             Total                           8,498,775
            ----------------------------   -----------

            BANKS-MONEY CENTER--4.5%
            ----------------------------
     11,600 BankAmerica Corp.                1,168,700
            ----------------------------





THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
     15,200 Citicorp                                $ 1,645,400
            -------------------------------------
     15,400 First Chicago NBD Corp.                     833,525
            -------------------------------------
      5,000 J.P. Morgan & Co., Inc.                     491,250
            -------------------------------------   -----------

            Total                                     4,138,875
            -------------------------------------   -----------

            BEVERAGE-ALCOHOLIC--0.6%
            -------------------------------------
     15,000 Seagram Co. Ltd.                            573,750
            -------------------------------------   -----------
            BROADCAST MEDIA--0.9%
            -------------------------------------
     27,900 (a)Tele-Communications, Inc., Class A       334,800
            -------------------------------------
     28,900 (a)U.S. West Media Group                    538,263
            -------------------------------------   -----------

             Total                                      873,063
            -------------------------------------   -----------

            BUILDING MATERIALS--0.7%
            -------------------------------------
      4,400 Armstrong World Industries, Inc.            284,900
            -------------------------------------
      9,500 Masco Corp.                                 339,625
            -------------------------------------   -----------

             Total                                      624,525
            -------------------------------------   -----------

            BUILDING SUPPLIES--0.3%
            -------------------------------------
     10,800 Sherwin-Williams Co.                        291,600
            -------------------------------------   -----------
            CHEMICALS--2.0%
            -------------------------------------
      7,200 Air Products & Chemicals, Inc.              488,700
            -------------------------------------
     12,300 Dow Chemical Co.                            984,000
            -------------------------------------
      8,700 Union Carbide Corp.                         384,975
            -------------------------------------   -----------

             Total                                    1,857,675
            -------------------------------------   -----------

            CHEMICALS-DIVERSE--0.4%
            -------------------------------------
      8,600 Morton International, Inc.                  363,350
            -------------------------------------   -----------

            CHEMICALS-SPECIALTY--0.7%
            -------------------------------------
      6,100 (a)Grace (W.R.) & Co.                       288,987
            -------------------------------------
      7,500 Great Lakes Chemical Corp.                  345,000
            -------------------------------------   -----------

             Total                                      633,987
            -------------------------------------   -----------

            COMMUNICATION EQUIPMENT--0.4%
            -------------------------------------
      4,900 Harris Corp.                                376,687
            -------------------------------------   -----------

            COMPUTER HARDWARE--3.3%
            -------------------------------------
     10,300 (a)Digital Equipment Corp.                  281,962
            -------------------------------------
     18,500 International Business Machines Corp.     2,541,438
            -------------------------------------
     11,300 (a)Silicon Graphics, Inc.                   220,350
            -------------------------------------   -----------
             Total                                    3,043,750
            -------------------------------------   -----------

            CONTAINERS & PACKAGING--0.3%
            -------------------------------------
      6,400 Union Camp Corp.                            301,600
            -------------------------------------   -----------

            ELECTRIC COMPANIES--4.1%
            -------------------------------------
      6,800 Carolina Power & Light Co.                  246,500
            -------------------------------------
     10,800 Consolidated Edison Co.                     324,000
            -------------------------------------
      5,800 Duke Power Co.                              255,925
            -------------------------------------





THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
 ---------- ------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------------
     29,700 Edison International                         $   668,250
            ------------------------------------------
     13,600 Entergy Corp.                                    333,200
            ------------------------------------------
     28,400 P G & E Corp.                                    667,400
            ------------------------------------------
     12,400 P P & L Resources, Inc.                          251,100
            ------------------------------------------
     15,500 PECO Energy Co.                                  315,813
            ------------------------------------------
     24,200 Southern Co.                                     511,225
            ------------------------------------------
      6,500 Texas Utilities Co.                              222,625
            ------------------------------------------   -----------

             Total                                         3,796,038
            ------------------------------------------   -----------

            ELECTRICAL EQUIPMENT--0.5%
            ------------------------------------------
     13,100 AMP, Inc.                                        450,312
            ------------------------------------------   -----------

            ELECTRONICS-DEFENSE--0.6%
            ------------------------------------------
     12,200 Raytheon Co.                                     550,525
            ------------------------------------------   -----------

            ELECTRONICS-DISTRIBUTORS--0.3%
            ------------------------------------------
      4,100 Grainger (W.W.), Inc.                            303,400
            ------------------------------------------   -----------

            ELECTRONICS-INSTRUMENTS--0.1%
            ------------------------------------------
      1,100 Tektronix, Inc.                                   55,550
            ------------------------------------------   -----------

            ELECTRONICS-SEMICONDUCTORS--1.3%
            ------------------------------------------
     10,200 (a)LSI Logic Corp.                               354,450
            ------------------------------------------
     10,900 Texas Instruments, Inc.                          816,138
            ------------------------------------------   -----------

             Total                                         1,170,588
            ------------------------------------------   -----------

            ENTERTAINMENT--0.7%
            ------------------------------------------
     18,800 (a) Viacom, Inc., Class B                        622,750
            ------------------------------------------   -----------

            FINANCIAL--3.6%
            ------------------------------------------
     17,900 American Express Co.                           1,071,762
            ------------------------------------------
     13,100 American General Corp.                           533,825
            ------------------------------------------
     16,800 Dean Witter, Discover & Co.                      585,900
            ------------------------------------------
     30,400 Federal Home Loan Mortgage Corp.                 828,400
            ------------------------------------------
      2,900 MBIA Insurance Corporation                       278,038
            ------------------------------------------   -----------

             Total                                         3,297,925
            ------------------------------------------   -----------

            GOLD & PRECIOUS METAL MINES--0.4%
            ------------------------------------------
     15,100 Barrick Gold Corp.                               358,625
            ------------------------------------------   -----------

            HEALTHCARE-DRUGS MAJOR--0.8%
            ------------------------------------------
     19,500 Pharmacia & Upjohn, Inc.                         714,188
            ------------------------------------------   -----------

            HEALTHCARE-HOSPITAL MANAGEMENT--1.1%
            ------------------------------------------
     28,950 Columbia/HCA Healthcare Corp.                    973,443
            ------------------------------------------   -----------

            HEALTHCARE-MEDICAL PRODUCTS & SUPPLY--0.7%
            ------------------------------------------
     14,400 Baxter International, Inc.                       621,000
            ------------------------------------------   -----------

            HOUSEHOLD FURNITURE & APPLIANCES--0.3%
            ------------------------------------------
      6,300 Whirlpool Corp.                                  300,038
            ------------------------------------------   -----------






THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                        VALUE
 ---------- -------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------
            INSURANCE-BROKERS--0.4%
            -------------------------------
      6,200 AON Corp.                         $   379,750
            -------------------------------   -----------

            INSURANCE-LIFE/HEALTH--1.9%
            -------------------------------
      9,100 Aetna Services, Inc.                  781,462
            -------------------------------
      8,200 Conseco, Inc.                         292,125
            -------------------------------
      4,500 Jefferson-Pilot Corp.                 244,687
            -------------------------------
      5,100 Transamerica Corp.                    456,450
            -------------------------------   -----------

             Total                              1,774,724
            -------------------------------   -----------

            INSURANCE-MULTILINE--2.2%
            -------------------------------
        600 CIGNA Corp.                            87,675
            -------------------------------
      6,700 Lincoln National Corp.                358,450
            -------------------------------
      5,200 Loews Corp.                           462,150
            -------------------------------
     24,400 Travelers Group, Inc.               1,168,150
            -------------------------------   -----------

            Total                               2,076,425
            -------------------------------   -----------

            INSURANCE-PROPERTY--1.3%
            -------------------------------
      8,000 Chubb Corp.                           431,000
            -------------------------------
     11,300 SAFECO Corp.                          452,000
            -------------------------------
      5,400 St. Paul Cos., Inc.                   350,325
            -------------------------------   -----------

             Total                              1,233,325
            -------------------------------   -----------

            INVESTMENT BANK-BROKERAGE--1.6%
            -------------------------------
      7,700 Merrill Lynch & Co., Inc.             661,238
            -------------------------------
      8,400 Morgan Stanley Group, Inc.            493,500
            -------------------------------
      5,700 Salomon, Inc.                         284,288
            -------------------------------   -----------

             Total                              1,439,026
            -------------------------------   -----------

            IRON & STEEL--0.3%
            -------------------------------
      9,200 USX-U.S. Steel Group, Inc.            244,950
            -------------------------------   -----------

            LODGING-HOTELS--0.6%
            -------------------------------
      8,800 (a)ITT Corp.                          518,100
            -------------------------------   -----------
            MACHINERY--0.8%
            -------------------------------
      9,800 Cooper Industries, Inc.               425,075
            -------------------------------
      7,800 Ingersoll-Rand Co.                    340,275
            -------------------------------   -----------

             Total                                765,350
            -------------------------------   -----------

            MANUFACTURER-SPECIAL--0.3%
            -------------------------------
      6,400 Parker-Hannifin Corp.                 273,600
            -------------------------------   -----------

            MANUFACTURING-DIVERSE--1.5%
            -------------------------------
      3,900 Allied-Signal, Inc.                   277,875
            -------------------------------
      8,500 Tenneco, Inc.                         331,500
            -------------------------------
      4,000 Textron, Inc.                         420,000
            -------------------------------
      4,600 United Technologies Corp.             346,150
            -------------------------------   -----------
             Total                              1,375,525
            -------------------------------   -----------






THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                          VALUE
 ---------- ---------------------------------   -----------
 COMMON STOCKS--CONTINUED
 --------------------------------------------
            METALS & MINING--0.4%
            ---------------------------------
     11,900 Inco Ltd.                           $   388,238
            ---------------------------------   -----------

            NATURAL GAS--1.1%
            ---------------------------------
      5,300 Coastal Corp.                           254,400
            ---------------------------------
     11,000 Panenergy Corp.                         474,375
            ---------------------------------
      6,900 Williams Cos., Inc. (The)               307,050
            ---------------------------------   -----------

             Total                                1,035,825
            ---------------------------------   -----------

            OIL-EXPLORATION & PRODUCTS--0.4%
            ---------------------------------
      8,500 Burlington Resources, Inc.              363,375
            ---------------------------------   -----------

            OIL-DOMESTIC--1.5%
            ---------------------------------
      6,900 Amerada-Hess Corp.                      365,700
            ---------------------------------
     11,100 Phillips Petroleum Co.                  453,713
            ---------------------------------
     19,200 USX Marathon Corp.                      535,200
            ---------------------------------   -----------

             Total                                1,354,613
            ---------------------------------   -----------

            OIL-INTERNATIONAL--13.6%
            ---------------------------------
     17,700 Amoco Corp.                           1,533,262
            ---------------------------------
     24,700 Chevron Corp.                         1,719,737
            ---------------------------------
     42,400 Exxon Corp.                           4,568,600
            ---------------------------------
      9,800 Mobil Corp.                           1,280,125
            ---------------------------------
     13,700 Royal Dutch Petroleum Co., ADR        2,397,500
            ---------------------------------
     10,100 Texaco, Inc.                          1,105,950
            ---------------------------------   -----------

             Total                               12,605,174
            ---------------------------------   -----------

            OIL & GAS-DRILL & EQUIPMENT--0.4%
            ---------------------------------
      8,800 Baker Hughes, Inc.                      337,700
            ---------------------------------   -----------

            PAPER & FOREST PRODUCTS--2.0%
            ---------------------------------
      7,700 Champion International Corp.            350,350
            ---------------------------------
     18,400 International Paper Co.                 715,300
            ---------------------------------
     13,000 Weyerhaeuser Co.                        580,125
            ---------------------------------
      3,400 Willamette Industries, Inc.             212,500
            ---------------------------------   -----------

             Total                                1,858,275
            ---------------------------------   -----------

            PHOTOGRAPH/IMAGING--0.8%
            ---------------------------------
     12,900 Xerox Corp.                             733,688
            ---------------------------------   -----------

            RAILROADS--2.6%
            ---------------------------------
      6,800 Burlington Northern Santa Fe            503,200
            ---------------------------------
      9,400 CSX Corp.                               437,100
            ---------------------------------
      3,800 Consolidated Rail Corp.                 428,450
            ---------------------------------
      5,800 Norfolk Southern Corp.                  494,450
            ---------------------------------
      9,800 Union Pacific Corp.                     556,150
            ---------------------------------   -----------

             Total                                2,419,350
            ---------------------------------   -----------





THE STYLE MANAGER: LARGE CAP FUND
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
 ----------- ----------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------------
             RETAIL-DEPARTMENT STORES--2.0%
             ----------------------------------------
      13,600 (a)Federated Department Stores, Inc.       $   447,100
             ----------------------------------------
      12,000 J.C. Penney Co., Inc.                          571,500
             ----------------------------------------
      11,200 May Department Stores Co.                      509,600
             ----------------------------------------
       7,700 Nordstrom, Inc.                                291,638
             ----------------------------------------   -----------

              Total                                       1,819,838
             ----------------------------------------   -----------

             RETAIL-DRUG STORES--0.5%
             ----------------------------------------
       9,500 CVS Corp.                                      438,187
             ----------------------------------------   -----------

             RETAIL GENERAL MERCHANDISE--1.3%
             ----------------------------------------
      10,100 (a)Costco Cos., Inc.                           279,012
             ----------------------------------------
      18,700 Sears, Roebuck & Co.                           939,675
             ----------------------------------------   -----------
              Total                                       1,218,687
             ----------------------------------------   -----------

             RETAIL-SPECIALITY--0.5%
             ----------------------------------------
      15,100 (a)Toys R Us, Inc.                             422,800
             ----------------------------------------   -----------

             SAVINGS & LOAN--0.6%
             ----------------------------------------
      14,200 Great Western Financial Corp.                  573,325
             ----------------------------------------   -----------

             SERVICES-COMMERCIAL & CONSOLIDATED--0.4%
             ----------------------------------------
      12,800 Service Corp. International                    380,800
             ----------------------------------------   -----------

             SERVICES-DATA PROCESSING--0.3%
             ----------------------------------------
       8,120 First Data Corp.                               275,065
             ----------------------------------------   -----------

             SPECIALTY PRINTING--0.4%
             ----------------------------------------
      10,900 Donnelley (R.R.) & Sons Co.                    380,137
             ----------------------------------------   -----------

             TELECOMMUNICATIONS-CELLULAR--0.5%
             ----------------------------------------
      20,900 Airtouch Communications, Inc.                  480,700
             ----------------------------------------   -----------
             TELECOMMUNICATIONS-LONG DISTANCE--4.2%
             ----------------------------------------
      60,300 AT&T Corp.                                   2,095,425
             ----------------------------------------
      28,200 MCI Communications Corp.                     1,004,625
             ----------------------------------------
      17,100 Sprint Corp.                                   778,050
             ----------------------------------------   -----------

              Total                                       3,878,100
             ----------------------------------------   -----------

             TELEPHONE--4.7%
             ----------------------------------------
      14,600 Bell Atlantic Corp.                            888,775
             ----------------------------------------
      39,600 BellSouth Corp.                              1,673,100
             ----------------------------------------
      19,500 NYNEX Corp.                                    889,688
             ----------------------------------------
      27,300 U.S. West, Inc.                                928,200
             ----------------------------------------   -----------

              Total                                       4,379,763
             ----------------------------------------   -----------

             TEXTILES-APPAREL--0.4%
             ----------------------------------------
       5,100 V.F. Corp.                                     341,063
             ----------------------------------------   -----------

             TOBACCO--0.5%
             ----------------------------------------
       9,200 American Brands, Inc.                          465,750
             ----------------------------------------   -----------






THE STYLE MANAGER: LARGE CAP FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ---------------------------------------------------    -----------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------------------
            TRUCKS & PARTS--0.3%
            ---------------------------------------------------
      5,300 Cummins Engine Co., Inc.                               $   271,625
            ---------------------------------------------------    -----------

            WASTE MANAGEMENT--0.8%
            ---------------------------------------------------
     26,100 Browning-Ferris Industries, Inc.                           753,637
            ---------------------------------------------------    -----------

             TOTAL COMMON STOCKS (IDENTIFIED COST $79,374,323)      89,779,884
            ---------------------------------------------------    -----------
 (B) REPURCHASE AGREEMENT--2.2%
 --------------------------------------------------------------
 $2,071,749 Nikko Securities Co. International, Inc., 6.50%,
            dated 3/31/1997,
            due 4/1/1997 (AT AMORTIZED COST)                         2,071,749
            ---------------------------------------------------    ===========
             TOTAL INVESTMENTS (IDENTIFIED COST $81,446,072)(C)    $91,851,633
            ---------------------------------------------------    -----------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $81,446,072. The net unrealized appreciation of investments on a federal tax basis amounts to $10,405,561 which is comprised of $12,410,771 appreciation and $2,005,210 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($92,413,826) at March 31, 1997.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)




THE STYLE MANAGER FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ---------- --------------------------------------   -----------
 COMMON STOCKS--96.5%
 -------------------------------------------------
            AEROSPACE/DEFENSE--0.7%
            --------------------------------------
      2,500 Curtiss Wright Corp.                     $   133,750
            --------------------------------------
      5,600 Thiokol Corp.                                309,400
            --------------------------------------   -----------

             Total                                       443,150
            --------------------------------------   -----------

            AUTO PARTS & EQUIPMENT--0.1%
            --------------------------------------
      7,900 Simpson Industries, Inc.                      78,013
            --------------------------------------   -----------
            BANKING-MAJOR REGIONAL--24.2%
            --------------------------------------
      7,920 Associated Banc Corp.                        291,060
            --------------------------------------
     12,200 Bancorpsouth, Inc.                           333,975
            --------------------------------------
      4,800 CCB Financial Corp.                          308,400
            --------------------------------------
     41,093 Central Fidelity Banks, Inc.               1,140,331
            --------------------------------------
     14,300 Centura Banks, Inc.                          557,700
            --------------------------------------
      4,625 Chittenden Corp.                             124,875
            --------------------------------------
      9,812 Commerce Bancorp, Inc.                       269,830
            --------------------------------------
     28,041 Compass Bancshares, Inc.                   1,247,824
            --------------------------------------
     16,032 Crestar Financial Corp.                      555,108
            --------------------------------------
     10,600 Cullen Frost Bankers, Inc.                   377,625
            --------------------------------------
     33,600 Deposit Guaranty Corp.                     1,008,000
            --------------------------------------
      7,300 F & M National Corp.                         149,650
            --------------------------------------
     28,085 First Commerce Corp.                       1,137,442
            --------------------------------------
     16,240 First Michigan Bank Corp.                    491,260
            --------------------------------------
      6,200 Firstbank Illinois Co.                       223,200
            --------------------------------------
      6,700 Fort Wayne National Corp.                    286,425
            --------------------------------------
     18,810 Fulton Financial Corp.                       463,196
            --------------------------------------
      9,700 Jefferson Bankshares, Inc.                   266,750
            --------------------------------------
     22,650 Keystone Financial, Inc.                     571,912
            --------------------------------------
      8,000 Mark Twain Bancshares, Inc.                  404,000
            --------------------------------------
     31,371 Mercantile Bankshares Corp.                1,058,771
            --------------------------------------
     13,310 Mid Am, Inc.                                 222,943
            --------------------------------------
     11,375 One Valley Bancorp West Virginia, Inc.       408,078
            --------------------------------------
     22,500 Provident Bancorp, Inc.                      793,125
            --------------------------------------
      8,767 Republic Bancorp, Inc.                       113,971
            --------------------------------------
      3,100 S & T Bancorp, Inc.                           94,550
            --------------------------------------
      7,400 Susquehanna Bankshares, Inc.                 243,275
            --------------------------------------
      7,600 United Bankshares, Inc.                      261,250
            --------------------------------------
     17,700 United Carolina Bancshares                   758,888
            --------------------------------------
      5,700 Whitney Holding Corp.                        221,944
            --------------------------------------





THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                              VALUE
 ---------- -------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------
      7,200 Zions Bancorp                           $   855,000
            -------------------------------------   -----------

             Total                                   15,240,358
            -------------------------------------   -----------

            BEVERAGES-ALCOHOLIC--0.8%
            -------------------------------------
     22,500 Coors Adolph Co., Class B                   478,125
            -------------------------------------   -----------

            CHEMICALS-DIVERSE--0.2%
            -------------------------------------
      6,400 Stepen Chemical Co.                         118,400
            -------------------------------------   -----------

            CHEMICALS-SPECIALTY--1.1%
            -------------------------------------
      4,900 Cuno, Inc.                                   75,337
            -------------------------------------
     15,600 Dexter Corp.                                469,950
            -------------------------------------
      5,600 Learonal                                    126,000
            -------------------------------------   -----------

             Total                                      671,287
            -------------------------------------   -----------

            COMPUTERS-PERIPHERAL--0.7%
            -------------------------------------
     14,800 Komag, Inc.                                 449,550
            -------------------------------------   -----------

            CONSUMER--0.4%
            -------------------------------------
     10,400 Stanhome, Inc.                              258,700
            -------------------------------------   -----------

            DISTRIBUTORS-FOOD & HEALTH--0.2%
            -------------------------------------
      6,900 Nash Finch Co.                              131,963
            -------------------------------------   -----------

            ELECTRIC COMPANIES--17.3%
            -------------------------------------
     46,028 American Water Works Co., Inc.              966,588
            -------------------------------------
     33,500 Atlantic Energy, Inc. NJ                    561,125
            -------------------------------------
      9,200 Black Hills Corp.                           241,500
            -------------------------------------
      4,000 California Water Service Corp.              156,000
            -------------------------------------
     11,100 Central Hudson Gas & Electric Service       364,912
            -------------------------------------
      7,400 Central VT Public Service Corp.              78,625
            -------------------------------------
      8,400 Cilcorp, Inc.                               319,200
            -------------------------------------
      2,700 ETOWN                                        82,012
            -------------------------------------
     13,000 Eastern Utilities Association               234,000
            -------------------------------------
      5,000 Empire Distribution Electric Co.             88,750
            -------------------------------------
     21,114 Hawaiian Electric Industries, Inc.          715,237
            -------------------------------------
     18,800 IES Industries, Inc.                        542,850
            -------------------------------------
     22,600 Idaho Power Co.                             672,350
            -------------------------------------
      3,300 Interstate Power Co.                         96,112
            -------------------------------------
     18,200 MDU Resources Group, Inc.                   395,850
            -------------------------------------
     10,200 Madison Gas & Electric Co.                  206,550
            -------------------------------------
     37,179 MidAmerican Energy Holdings Co.             636,690
            -------------------------------------
     19,900 Minnesota Power And Light Co.               554,713
            -------------------------------------
     29,700 Nevada Power Co.                            590,288
            -------------------------------------
      5,600 Northwestern Public Service Co.             212,800
            -------------------------------------
      8,700 Orange & Rockland Utilities, Inc.           307,763
            -------------------------------------
     11,250 Philadelphia Suburban Corp.                 175,781
            -------------------------------------





THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
 ---------- ------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -----------------------------------------------------
     14,112 Portland General Corp.                       $   492,156
            ------------------------------------------
     24,500 Rochester Gas & Electric Corp                    465,500
            ------------------------------------------
     13,950 SIG Corp., Inc.                                  326,081
            ------------------------------------------
      9,000 United Illuminating Co.                          235,125
            ------------------------------------------
     20,500 United Water Resources, Inc.                     351,063
            ------------------------------------------
     17,900 WPL Holdings, Inc.                               492,250
            ------------------------------------------
     12,200 WPS Resources Corp.                              317,200
            ------------------------------------------   -----------

             Total                                        10,879,071
            ------------------------------------------   -----------

            EQUIPMENT-SEMICONDUCTOR--0.6%
            ------------------------------------------
     11,000 Tencor Instruments                               397,375
            ------------------------------------------   -----------

            FOODS--3.6%
            ------------------------------------------
     33,400 Chiquita Brands International                    521,875
            ------------------------------------------
     19,103 Dean Foods Co.                                   661,441
            ------------------------------------------
     36,750 Flowers Industries, Inc.                         840,656
            ------------------------------------------
     11,200 International Multifoods Corp.                   229,600
            ------------------------------------------   -----------

             Total                                         2,253,572
            ------------------------------------------   -----------

            FOREST PRODUCTS & PAPER--1.1%
            ------------------------------------------
     18,900 Rayonier, Inc.                                   704,025
            ------------------------------------------   -----------

            HEALTHCARE-MEDICAL PRODUCTS & SUPPLY--1.6%
            ------------------------------------------
      8,100 ADAC Laboratories                                169,087
            ------------------------------------------
     13,381 Block Drug, Inc., Class A                        588,764
            ------------------------------------------
      6,200 Chemed Corp.                                     223,975
            ------------------------------------------   -----------

             Total                                           981,826
            ------------------------------------------   -----------

            HOMEBUILDING--1.1%
            ------------------------------------------
     15,093 Fleetwood Enterprises, Inc.                      377,325
            ------------------------------------------
     12,200 Kaufman & Broad Homes Corp.                      161,650
            ------------------------------------------
      5,800 Skyline Corp.                                    126,875
            ------------------------------------------   -----------

             Total                                           665,850
            ------------------------------------------   -----------

            HEALTHCARE-HOSPITAL MANAGEMENT--0.7%
            ------------------------------------------
     13,300 Universal Health Services, Inc., Class B         437,238
            ------------------------------------------   -----------

            HOUSEHOLD FURNITURE & APPLIANCES--2.5%
            ------------------------------------------
      8,500 Bassett Furniture Industries, Inc.               204,000
            ------------------------------------------
     10,800 Ethan Allen Interiors, Inc.                      469,800
            ------------------------------------------
     13,400 Kimball International, Inc., Class B             509,200
            ------------------------------------------
     10,800 La-Z Boy Chair Co.                               369,900
            ------------------------------------------   -----------

             Total                                         1,552,900
            ------------------------------------------   -----------

            HOUSEWARES--0.4%
            ------------------------------------------
      4,700 National Presto Industries, Inc.                 168,613
            ------------------------------------------
      4,300 Oneida Ltd.                                       84,925
            ------------------------------------------   -----------
             Total                                           253,538
            ------------------------------------------   -----------






THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                        VALUE
 ---------- -------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------
            INSURANCE-LIFE/HEALTH--2.5%
            -------------------------------
     11,100 Home Beneficial Corp., Class B    $   423,187
            -------------------------------
     25,200 USLIFE Corp.                        1,178,100
            -------------------------------   -----------

             Total                              1,601,287
            -------------------------------   -----------

            INSURANCE-MULTILINE--1.1%
            -------------------------------
     12,900 Alfa Corp.                            159,637
            -------------------------------
     53,200 Reliance Group Holdings, Inc.         558,600
            -------------------------------   -----------

             Total                                718,237
            -------------------------------   -----------

            INSURANCE-PROPERTY--4.0%
            -------------------------------
      6,500 Foremost Corp.                        377,000
            -------------------------------
      8,100 Fremont General Corp.                 227,812
            -------------------------------
     24,547 Ohio Casualty Corp.                 1,009,495
            -------------------------------
      5,500 PXRE Corp.                            140,938
            -------------------------------
      9,100 Selective Insurance Group, Inc.       377,650
            -------------------------------
      2,100 Trenwick Group, Inc.                  103,950
            -------------------------------
     11,300 Zenith National Insurance Corp.       303,688
            -------------------------------   -----------

             Total                              2,540,533
            -------------------------------   -----------

            IRON & STEEL--1.0%
            -------------------------------
      5,100 Cleveland Cliffs, Inc.                215,475
            -------------------------------
      8,600 Lukens, Inc.                          145,125
            -------------------------------
      4,200 Quanex Corp.                          105,525
            -------------------------------
     19,800 UNR Industries, Inc.                  148,500
            -------------------------------   -----------

             Total                                614,625
            -------------------------------   -----------

            LEISURE TIME--1.0%
            -------------------------------
      8,400 K2, Inc.                              208,950
            -------------------------------
     17,200 Sturm Ruger & Co., Inc.               273,050
            -------------------------------
     16,200 Winnebago Industries, Inc.            111,375
            -------------------------------   -----------

             Total                                593,375
            -------------------------------   -----------

            MACHINERY--0.7%
            -------------------------------
      7,600 Cascade Corp.                         116,850
            -------------------------------
      4,900 Commercial Intertech Corp.             55,125
            -------------------------------
      7,350 Manitowoc, Inc.                       265,519
            -------------------------------   -----------

             Total                                437,494
            -------------------------------   -----------

            MANUFACTURING-SPECIAL--0.1%
            -------------------------------
      5,000 Zero Corp.                             93,750
            -------------------------------   -----------

            MANUFACTURING-DIVERSE--0.5%
            -------------------------------
      9,800 Kaman Corp., Class A                  132,300
            -------------------------------
      2,500 Starrett (L.S.) Co., Class A           71,563
            -------------------------------
      3,700 Thomas Industries, Inc.                86,950
            -------------------------------   -----------
             Total                                290,813
            -------------------------------   -----------






THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                                VALUE
 ---------- ---------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------
            NATURAL GAS--8.1%
            ---------------------------------------
      5,600 Connecticut Energy Corp.                  $   125,300
            ---------------------------------------
      6,300 Connecticut Natural Gas Corp.                 138,600
            ---------------------------------------
      9,800 Eastern Enterprises                           302,575
            ---------------------------------------
     13,577 El Paso Natural Gas                           768,798
            ---------------------------------------
      6,900 Energen Corp.                                 206,137
            ---------------------------------------
     11,100 Laclede Gas Co.                               231,712
            ---------------------------------------
      7,500 New Jersey Resources Corp.                    213,750
            ---------------------------------------
     14,100 Northwest Natural Gas Co.                     345,450
            ---------------------------------------
     17,200 Oneok, Inc.                                   447,200
            ---------------------------------------
      2,800 Pennsylvania Enterprises                      125,650
            ---------------------------------------
     22,000 Peoples Energy Corp.                          728,750
            ---------------------------------------
     18,300 Piedmont Natural Gas, Inc.                    420,900
            ---------------------------------------
     11,900 Public Service Co. North Carolina, Inc.       212,713
            ---------------------------------------
      6,300 South Jersey Industries, Inc.                 134,663
            ---------------------------------------
      3,900 United Cities Gas Co.                          89,700
            ---------------------------------------
     27,300 Washington Gas Light Co.                      614,250
            ---------------------------------------   -----------

             Total                                      5,106,148
            ---------------------------------------   -----------

            OFFICE EQUIPMENT & SUPPLIES--3.5%
            ---------------------------------------
      9,000 American Business Products, Inc.              216,000
            ---------------------------------------
     15,200 Herman Miller, Inc.                         1,037,400
            ---------------------------------------
      5,000 Hunt Manufacturers Co.                         88,750
            ---------------------------------------
     18,300 Standard Register                             599,325
            ---------------------------------------
      7,818 Wallace Computer, Inc.                        258,971
            ---------------------------------------   -----------

             Total                                      2,200,446
            ---------------------------------------   -----------

            OIL & GAS--0.6%
            ---------------------------------------
      9,000 Camco International, Inc.                     396,000
            ---------------------------------------   -----------
            PAPER & FOREST PRODUCTS--1.0%
            ---------------------------------------
        700 Chesapeake Corp.                               19,250
            ---------------------------------------
     33,100 Longview Fibre Co.                            496,500
            ---------------------------------------
      8,500 Pope & Talbot, Inc.                           116,875
            ---------------------------------------   -----------

             Total                                        632,625
            ---------------------------------------   -----------

            RAILROADS--1.0%
            ---------------------------------------
     12,800 GATX Corp.                                    625,600
            ---------------------------------------   -----------

            REITS--0.8%
            ---------------------------------------
      6,700 National Golf Properties, Inc.                206,863
            ---------------------------------------
      9,400 Omega Healthcare Investors                    293,750
            ---------------------------------------   -----------

             Total                                        500,613
            ---------------------------------------   -----------

            RESTAURANTS--0.8%
            ---------------------------------------
      9,000 Luby's Cafeterias, Inc.                       167,625
            ---------------------------------------





THE STYLE MANAGER FUND
--------------------------------------------------------------------------------

   SHARES                                                           VALUE
 ---------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 -------------------------------------------------------------
     12,900 Sbarro, Inc.                                         $   364,425
            --------------------------------------------------   -----------

             Total                                                   532,050
            --------------------------------------------------   -----------

            RETAIL-DEPARTMENT STORES--1.8%
            --------------------------------------------------
     36,200 Family Dollar Stores, Inc.                               846,175
            --------------------------------------------------
     20,400 Shopko Stores, Inc.                                      306,000
            --------------------------------------------------   -----------

             Total                                                 1,152,175
            --------------------------------------------------   -----------

            RETAIL-DRUG STORES--0.8%
            --------------------------------------------------
     22,600 Longs Drug Stores Corp.                                  531,100
            --------------------------------------------------   -----------

            RETAIL-GENERAL MERCHANDISE--0.1%
            --------------------------------------------------
      4,000 Blair Corp.                                               63,500
            --------------------------------------------------   -----------
            RETAIL-FOOD CHAINS--1.0%
            --------------------------------------------------
     13,200 Ingles Markets, Inc., Class A                            193,050
            --------------------------------------------------
     26,400 Ruddick Corp.                                            409,200
            --------------------------------------------------   -----------

             Total                                                   602,250
            --------------------------------------------------   -----------

            SAVINGS & LOAN--1.9%
            --------------------------------------------------
      8,200 Bankers Corp.                                            203,975
            --------------------------------------------------
     19,500 First Financial Corp. Wisconsin                          509,437
            --------------------------------------------------
      6,700 JSB Financial, Inc.                                      284,750
            --------------------------------------------------
      5,850 New York Bancorp, Inc.                                   169,650
            --------------------------------------------------   -----------

             Total                                                 1,167,812
            --------------------------------------------------   -----------

            SERVICES-COMMERCIAL & CONSOLIDATED--2.5%
            --------------------------------------------------
      8,100 CPI Corp.                                                136,687
            --------------------------------------------------
     14,247 Ogden Corp.                                              300,968
            --------------------------------------------------
     24,500 PHH Corp.                                              1,130,063
            --------------------------------------------------   -----------
             Total                                                 1,567,718
            --------------------------------------------------   -----------

            SERVICES-FACILITIES/ENVIRONMENTAL--1.2%
            --------------------------------------------------
     11,800 ABM Industries, Inc.                                     221,250
            --------------------------------------------------
     37,000 Safety-Kleen Corp.                                       545,750
            --------------------------------------------------   -----------

             Total                                                   767,000
            --------------------------------------------------   -----------

            TEXTILES-HOME FURNISHINGS--1.3%
            --------------------------------------------------
      9,000 Guilford Mills, Inc.                                     271,125
            --------------------------------------------------
      5,500 Oxford Industries, Inc.                                  146,438
            --------------------------------------------------
      8,300 Springs Industries, Inc., Class A                        371,425
            --------------------------------------------------   -----------

             Total                                                   788,988
            --------------------------------------------------   -----------

            TOBACCO--1.0%
            --------------------------------------------------
     22,300 Universal Corp.                                          643,913
            --------------------------------------------------   -----------

            TRUCKERS--0.9%
            --------------------------------------------------
     22,900 Alexander and Baldwin, Inc.                              592,537
            --------------------------------------------------   -----------

             TOTAL COMMON STOCKS (IDENTIFIED COST $51,038,370)    60,755,530
            --------------------------------------------------   -----------





THE STYLE MANAGER FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENT--3.8%
 --------------------------------------------------------------
 $2,405,602 Nikko Securities Co. Ltd., 6.50%, dated 3/31/1997,
            due 4/1/1997 (AT AMORTIZED COST)                      $ 2,405,601
            ---------------------------------------------------   -----------

             TOTAL INVESTMENTS (IDENTIFIED COST $53,443,971)(B)   $63,161,131
            ---------------------------------------------------   -----------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $53,443,971. The net unrealized appreciation of investments on a federal tax basis amounts to $9,717,160 which is comprised of $11,012,167 appreciation and $1,295,007 depreciation at March 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($62,943,934) at March 31, 1997.

(See Notes which are an integral part of the Financial Statements)





THE VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--97.3%
 --------------------------------------------------------
            VIRGINIA--97.3%
            ---------------------------------------------
 $1,000,000 Albemarle County, VA IDA, Hospital Revenue
            Refunding Bonds, 5.75% (Martha Jefferson
            Hospital), 10/1/2008                               A    $ 1,016,120
            ---------------------------------------------
  1,000,000 Arlington County, VA, GO UT Bonds, 5.30%          AAA       992,550
            (Original Issue Yield: 5.40%), 6/1/2011
            ---------------------------------------------
  3,675,000 Big Stone Gap, VA Redevelopment & Housing
            Authority, Correctional Facility Lease
            Revenue Bonds, 6.00% (Wallens Ridge
            Development Project), 9/1/2007                    AA      3,901,380
            ---------------------------------------------
  3,000,000 Chesapeake Bay Bridge & Tunnel District, VA,
            Revenue Bonds, 5.50% (FGIC INS)/(Original
            Issue Yield: 5.65%), 7/1/2006                     AAA     3,079,560
            ---------------------------------------------
  2,890,000 Chesapeake Bay Bridge & Tunnel District, VA,
            Revenue Bonds, 5.875% (FGIC INS)/(Original
            Issue Yield: 5.95%), 7/1/2010                     AAA     2,985,197
            ---------------------------------------------
  3,500,000 Chesapeake, VA, GO UT Bonds, 5.375%
            (Commonwealth of Virginia GTD)/(Original
            Issue Yield: 5.45%), 5/1/2010                     AA      3,493,315
            ---------------------------------------------
  2,980,000 Chesterfield County, VA, GO UT Bonds, 5.25%,
            3/1/2010                                          AA+     2,961,911
            ---------------------------------------------
  5,860,000 Commonwealth of Virginia, GO UT Bonds,
            5.375%, 6/1/2009                                  AAA     5,922,936
            ---------------------------------------------
  4,000,000 Commonwealth of Virginia, GO UT Public
            Facilities Bonds (Series A), 5.70% (Original
            Issue Yield: 5.75%), 6/1/2008                     AAA     4,153,240
            ---------------------------------------------
  2,545,000 Danville, VA IDA, Hospital Refunding Revenue
            Bonds, 6.20% (Danville Regional Medical
            Center)/(FGIC INS)/(Original Issue Yield:
            6.30%), 10/1/2009                                 AAA     2,688,691
            ---------------------------------------------
  2,605,000 Fairfax County, VA Sewer Revenue, Revenue
            Bonds, 5.625%, 7/15/2011                          AA      2,622,063
            ---------------------------------------------
  1,140,000 Fairfax County, VA Sewer Revenue, Sewer
            Refunding Revenue Bonds, 5.30% (AMBAC INS),
            11/15/2006                                        AAA     1,152,905
            ---------------------------------------------
  1,505,000 Fairfax County, VA Sewer Revenue, Sewer
            Refunding Revenue Bonds, 5.40% (AMBAC INS),
            11/15/2007                                        AAA     1,527,169
            ---------------------------------------------
  2,000,000 Fairfax County, VA Water Authority, Refunding
            Revenue Bonds, 6.00% (Original Issue Yield:
            6.281%), 4/1/2022                                 AA-     2,026,480
            ---------------------------------------------
  4,000,000 Fairfax County, VA, (Series A), 5.25% (State
            Aid Withholding LOC)/(Original Issue Yield:
            5.35%), 6/1/2009                                  AAA     3,990,800
            ---------------------------------------------
  2,000,000 Henrico County, VA IDA, Refunding Revenue
            Bonds, 5.60% (Bon Secours Health
            System)/(MBIA INS)/(Original Issue Yield:
            5.65%), 8/15/2010                                 AAA     1,993,520
            ---------------------------------------------
  1,000,000 Henrico County, VA, GO UT Refunding Bonds,
            5.20% (Original Issue Yield: 5.35%),
            1/15/2008                                         AAA     1,003,790
            ---------------------------------------------
    600,000 Loudoun County, VA IDA, Lease Revenue Bonds,
            5.50% (Northern Virginia Criminal
            Justice)/(Original Issue Yield: 5.829%),
            6/1/2008                                          AA-       604,854
            ---------------------------------------------
  1,000,000 Loudoun County, VA, GO UT Refunding Bonds
            (Series A), 5.50% (Commonwealth of Virginia
            GTD)/(Original Issue Yield: 5.649%),
            10/1/2007                                         AA-     1,022,810
            ---------------------------------------------





THE VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                CREDIT
 OR SHARES                                               RATING*    VALUE
 ---------- ------------------------------------------   ------- -----------

 LONG-TERM MUNICIPALS--CONTINUED
 -----------------------------------------------------           -----------
 $1,850,000 Lynchburg, VA, GO UT Refunding Bonds,
            5.25% (Original Issue Yield: 5.45%),
            4/1/2007                                       AA    $ 1,858,991
            ------------------------------------------
  4,440,000 Newport News, VA, GO UT, 5.75%, 1/15/2017      AA-     4,426,547
            ------------------------------------------
  3,000,000 Norfolk, VA, GO UT BONDS, 5.25%
            (Commonwealth of Virginia GTD)/(Original
            Issue Yield: 5.55%), 6/1/2011                  AA      2,939,610
            ------------------------------------------
  2,000,000 Norfolk, VA, GO UT Bonds, 5.70% (MBIA
            INS), 6/1/2008                                 AAA     2,069,800
            ------------------------------------------
  2,535,000 Portsmouth, VA, GO UT Bonds, 5.00% (FGIC
            INS), 8/1/2011                                 AAA     2,411,444
            ------------------------------------------
  3,375,000 Riverside, VA Regional Jail Authority,
            Jail Facility Revenue Bonds, 5.625% (MBIA
            INS)/(Original Issue Yield: 5.75%),
            7/1/2007                                       AAA     3,491,640
            ------------------------------------------
  1,185,000 Roanoke, VA IDA, Hospital Revenue
            Refunding Bonds
            (Series B), 6.00% (Roanoke Memorial
            Hospital)/(Original
            Issue Yield: 6.10%), 7/1/2007                  A+      1,217,066
            ------------------------------------------
  4,010,000 Virginia College Building Authority,
            Revenue Bonds, 5.40% (21ST Century College
            Program), 8/1/2015                             AA      3,871,735
            ------------------------------------------
  8,255,000 Virginia State Public Building Authority,
            Revenue Bonds, 5.20% (Original Issue
            Yield: 5.40%), 8/1/2010                        AA      8,042,268
            ------------------------------------------
  2,030,000 Virginia State Transportation Board,
            Revenue Bonds, 6.00% (Northern Virginia
            Transportation District )/(Original Issue
            Yield: 6.10%), 5/15/2008                       AA      2,132,779
            ------------------------------------------
  1,500,000 Virginia State Transportation Board,
            Transportation Contract Revenue Bonds
            (Series C), 5.10% (Northern Virginia
            Transportation District ), 5/15/2007           AA      1,489,965
            ------------------------------------------
  1,000,000 Virginia State Transportation Board,
            Transportation Contract Revenue Refunding
            Bonds, 5.375% (U.S. Route 58 Corridor
            PG-A), 5/15/2007                               AA      1,012,400
            ------------------------------------------
  2,325,000 Virginia State University-Virginia
            Commonwealth, Revenue Bonds, 5.75%
            (Original Issue Yield: 5.827%), 5/1/2021       AA-     2,278,872
            ------------------------------------------           -----------

             TOTAL LONG-TERM MUNICIPAL SECURITIES
             (IDENTIFIED COST $84,123,057)                        84,382,408
            ------------------------------------------           -----------

 MUTUAL FUNDS ISSUES--1.6%
 ------------------------------------------------------
    795,372 Goldman Sachs & Co.                                      795,372
            ------------------------------------------
    586,775 Municipal Fund for Temporary Investment                  586,775
            ------------------------------------------           -----------

             TOTAL MUTUAL FUND ISSUES (AT NET ASSET
            VALUE)                                                 1,382,147
            ------------------------------------------           -----------

             TOTAL INVESTMENTS (IDENTIFIED COST
            $85,505,204)(A)                                      $85,764,555
            ------------------------------------------           -----------



(a) The cost of investments for federal tax purposes amounts to $85,505,204. The net unrealized appreciation of investments on a federal tax basis amounts to $259,351 which is comprised of $884,866 appreciation and $625,515 depreciation at March 31, 1997.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($86,679,126) at March 31, 1997.




THE VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
GTD--Guaranty
IDA--Industrial Development Authority
INS--Insured
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)




THE MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                                RATING*    VALUE
 ---------- ------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--97.2%
 -----------------------------------------------------
            MARYLAND--97.2%
            ------------------------------------------
 $1,000,000 Baltimore County, MD Revenue Authority,
            Revenue Refunding Bonds, 5.25% (Original
            Issue Yield: 5.40%), 7/1/2008                   A    $ 1,006,900
            ------------------------------------------
  1,000,000 Baltimore County, MD, UT GO Refunding
            Bonds, 5.50% (Pension Funding), 8/1/2005       AAA     1,038,150
            ------------------------------------------
  1,000,000 Baltimore, MD, UT GO Bonds (Series A),
            5.375% (AMBAC INS), 10/15/2008                 AAA     1,004,900
            ------------------------------------------
  1,500,000 Calvert County, MD, Pollution Control
            Revenue Bonds, 5.55% (Baltimore Gas &
            Electric Co.)/(Original Issue Yield:
            5.601%), 7/15/2014                              A      1,465,650
            ------------------------------------------
  2,150,000 Carroll County, MD, UT GO, 5.35%,
            12/1/2016                                      AA      2,065,204
            ------------------------------------------
  1,930,000 Howard County, MD, GO Refunding Bonds
            (Series A), 5.25% (Original Issue Yield:
            5.60%), 8/15/2011                              AA+     1,902,131
            ------------------------------------------
  1,000,000 Maryland Health & Higher Educational
            Facilities Authority, Refunding Revenue
            Bonds, 5.30% (Francis Scott Key Medical
            Center)/(FGIC INS)/(Original Issue Yield:
            5.40%), 7/1/2008                               AAA     1,002,100
            ------------------------------------------
  1,500,000 Maryland Health & Higher Educational
            Facilities Authority, Revenue Bonds, 5.20%
            (Frederick Memorial Hospital)/(FGIC
            INS)/(Original Issue Yield: 5.30%),
            7/1/2008                                       AAA     1,496,205
            ------------------------------------------
  2,000,000 Maryland National Capital Park & Planning
            Commission, Park Acquisition & Development
            Refunding UT GO Bonds Series S-2, 5.125%
            (Original Issue Yield: 5.20%), 7/1/2009        AA      1,965,940
            ------------------------------------------
  1,740,000 Maryland National Capital Park & Planning
            Commission, UT GO Bonds, 5.125% (Park
            Acquisition & Development S-2)/ (Original
            Issue Yield: 5.25%), 7/1/2010                  AA      1,691,297
            ------------------------------------------
  1,720,000 Maryland State Community Development
            Administration, Revenue Bonds (Single
            Family Program-Fifth Series), 5.40%,
            4/1/2008                                       Aa      1,721,703
            ------------------------------------------
  1,800,000 Maryland State Stadium Authority, Revenue
            Bonds, 5.875% (AMBAC INS), 12/15/2011          AAA     1,848,708
            ------------------------------------------
    500,000 Maryland State Transportation Authority,
            Refunding Revenue Bonds, 5.70% (Original
            Issue Yield: 5.80%), 7/1/2005                  A+        521,835
            ------------------------------------------
    850,000 Maryland State Transportation Authority,
            Refunding Revenue Bonds, 5.80% (Original
            Issue Yield: 5.90%), 7/1/2006                  A+        891,769
            ------------------------------------------
  2,500,000 Maryland State, UT GO Bonds, 5.70%
            (Original Issue Yield: 5.75%), 3/15/2010       AAA     2,580,725
            ------------------------------------------
  1,000,000 Maryland State, UT GO Bonds, 5.25%,
            6/15/2007                                      AAA     1,013,400
            ------------------------------------------
    820,000 Montgomery County, MD, UT GO Refunding
            Bonds (Series A), 5.75% (Original Issue
            Yield: 5.85%), 7/1/2006                        AAA       864,100
            ------------------------------------------
  1,000,000 Ocean City, MD, GO UT Refunding Bonds,
            5.50% (MBIA INS), 3/15/2009                    AAA     1,008,760
            ------------------------------------------
    500,000 Prince Georges County, MD, UT GO Bonds,
            5.50% (Stormwater Management)/(Original
            Issue Yield: 5.55%), 3/15/2008                 AA        507,220
            ------------------------------------------





THE MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                CREDIT
 OR SHARES                                               RATING*    VALUE
 ---------- ------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 -----------------------------------------------------
 $1,435,000 Prince Georges County, MD IDA, Lease
            Revenue Bonds, 6.00% (Hyattsville District
            Court Facility)/(Original Issue Yield:
            6.10%), 7/1/2009                               AA    $ 1,540,659
            ------------------------------------------
  1,425,000 Rockville, MD, UT GO Revenue Refunding
            Bonds, 4.90% (Original Issue Yield:
            5.00%), 4/15/2007                              AA+     1,398,296
            ------------------------------------------
  1,500,000 University of Maryland, System Auxiliary
            Facilities & Tuition Revenue Bonds (Series
            A), 5.40% (Original Issue Yield: 5.45%),
            4/1/2009                                       AA+     1,512,345
            ------------------------------------------
  2,600,000 Washington Suburban Sanitation District,
            MD, UT GO Bonds, 5.375%, 6/1/2011              AA      2,566,850
            ------------------------------------------
  1,700,000 Washington Suburban Sanitation District,
            MD, UT GO Bonds, 5.50%, 6/1/2010               AA      1,705,321
            ------------------------------------------           -----------

             TOTAL LONG-TERM MUNICIPAL SECURITIES
             (IDENTIFIED COST $34,296,725)                        34,320,168
            ------------------------------------------           -----------

 MUTUAL FUND SHARES--1.6%
 -----------------------------------------------------
    456,774 Goldman Sachs Institutional Tax Exempt                   456,774
            ------------------------------------------
     92,277 Municipal Fund for Temporary Investment                   92,277
            ------------------------------------------           -----------

             TOTAL MUTUAL FUND SHARES (AT NET ASSET
            VALUE)                                                   549,051
            ------------------------------------------           -----------

             TOTAL INVESTMENTS (IDENTIFIED COST
            $34,845,776)(A)                                      $34,869,219
            ------------------------------------------           -----------



(a) The cost of investments for federal tax purposes amounts to $34,845,776. The net unrealized appreciation of investments on a federal tax basis amounts to $23,443 which is comprised of $274,039 appreciation and $250,596 depreciation at March 31, 1997.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
     ($35,295,755) at March 31, 1997.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
IDA--Industrial Development Authority
INS--Insured
MBIA--Municipal Bond Investors Assurance
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)





THE TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--52.8%
 ---------------------------------------------------------------
             U.S. TREASURY BILL--19.2%
             ---------------------------------------------------
 $75,000,000 4/17/1997                                             $ 74,828,644
             ---------------------------------------------------   ------------
             U.S. TREASURY NOTES--33.6%
             ---------------------------------------------------
  16,000,000 5.625%-5.750%, 10/31/1997                               16,016,579
             ---------------------------------------------------
   9,000,000 5.875%, 7/31/1997                                        9,011,268
             ---------------------------------------------------
   4,000,000 6.500%-6.875%, 4/30/1997                                 4,002,953
             ---------------------------------------------------
  23,000,000 6.500%-8.500%, 5/15/1997                                23,059,491
             ---------------------------------------------------
  10,000,000 6.500%, 8/15/1997                                       10,023,509
             ---------------------------------------------------
  27,000,000 7.875%, 1/15/1998                                       27,465,043
             ---------------------------------------------------
   6,000,000 8.500%, 4/15/1997                                        6,006,441
             ---------------------------------------------------
  21,000,000 8.500%, 7/15/1997                                       21,166,039
             ---------------------------------------------------
  14,000,000 8.750%, 10/15/1997                                      14,230,100
             ---------------------------------------------------   ------------
              Total                                                 130,981,423
             ---------------------------------------------------   ------------
              TOTAL U.S. TREASURY OBLIGATIONS                       205,810,067
             ---------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--46.9%
 ---------------------------------------------------------------
             CS First Boston, Inc., 6.450%, dated 3/31/1997, due
  75,000,000 4/1/1997                                                75,000,000
             ---------------------------------------------------
             Merrill Lynch, Pierce, Fenner and Smith, 6.400%,
             dated 3/31/1997,
  20,000,000 due 4/1/1997                                            20,000,000
             ---------------------------------------------------
             Nikko Securities Co. International, Ltd., 6.500%,
             dated 3/31/1997,
  30,000,000 due 4/1/1997                                            30,000,000
             ---------------------------------------------------
             Prudential Securities, Inc., 6.350%, dated
  37,878,678 3/31/1997, due 4/1/1997                                 37,878,678
             ---------------------------------------------------
             Smith Barney, Inc., 6.250%, dated 3/31/1997, due
  20,000,000 4/1/1997                                                20,000,000
             ---------------------------------------------------   ------------
              TOTAL REPURCHASE AGREEMENTS                           182,878,678
             ---------------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)             $388,688,745
             ---------------------------------------------------   ------------


(a) The repurchase agreements are fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($389,824,752) at March 31, 1997.

(See Notes which are an integral part of the Financial Statements)




THE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 (A) COMMERCIAL PAPER--58.2%
 --------------------------------------------------------------
             BANKING-FINANCE--19.0%
             --------------------------------------------------
             Banc One Funding Corp., 5.321%-5.350%, 4/18/1997-    $  7,976,946
 $ 8,000,000 4/25/1997
             --------------------------------------------------
             Bear Stearns Cos., Inc., 5.448%-5.465%, 4/29/1997-      7,947,069
   8,000,000 6/13/1997
             --------------------------------------------------
             Credit Suisse First Boston, 5.350%-5.620%,              9,846,151
  10,000,000 5/14/1997-9/9/1997
             --------------------------------------------------
   2,365,000 Delaware Funding Corp., 5.413%, 5/27/1997               2,345,318
             --------------------------------------------------
             Greenwich Funding Corp., 5.346%-5.408%, 4/11/1997-      9,971,131
  10,000,000 4/30/1997
             --------------------------------------------------
             NationsBank Corp., 5.320%-5.456%, 5/13/1997-            9,931,546
  10,000,000 5/22/1997
             --------------------------------------------------   ------------
              Total                                                 48,018,161
             --------------------------------------------------   ------------
             CONSUMER NON-DURABLES--3.1%
             --------------------------------------------------
             Campbell Soup Co., 5.476%-5.614%, 9/29/1997-            7,750,697
   8,000,000 11/18/1997
             --------------------------------------------------   ------------
             CONSUMER SERVICES--2.7%
             --------------------------------------------------
             Disney (Walt) Co., 5.507%-5.515%, 6/19/1997-            6,909,753
   7,000,000 7/1/1997
             --------------------------------------------------   ------------
             FINANCE-RETAIL--2.7%
             --------------------------------------------------
   7,000,000 Xerox Credit Corp., 5.493%-5.495%, 11/5/1997            6,776,187
             --------------------------------------------------   ------------
             FINANCE-LEASING--3.1%
             --------------------------------------------------
   8,000,000 Pitney Bowes Credit Corp., 5.541%, 7/2/1997             7,891,031
             --------------------------------------------------   ------------
             FINANCIAL SERVICES--23.1%
             --------------------------------------------------
             Ascot Capital Corp., 5.367%-5.466%, 4/21/1997-         11,925,875
  12,000,000 5/28/1997
             --------------------------------------------------
   3,000,000 Credit Suisse, Zurich, 5.536%, 9/16/1997                2,924,820
             --------------------------------------------------
             General Electric Capital Corp., 5.441%-5.486%,          6,827,648
   6,939,000 6/2/1997-8/6/1997
             --------------------------------------------------
             Marsh & McLennan Cos., Inc., 5.473%-5.594%,             6,463,645
   6,500,000 4/22/1997-7/3/1997
             --------------------------------------------------
   5,000,000 McGraw-Hill Cos., Inc., 5.425%, 6/16/1997               4,944,267
             --------------------------------------------------
   5,000,000 Merrill Lynch & Co., Inc., 5.484%, 5/29/1997            4,956,661
             --------------------------------------------------
   5,000,000 Receivables Capital Corp., 5.329%, 4/4/1997             4,997,796
             --------------------------------------------------
  12,400,000 Sigma Finance, 5.415%-5.562%, 4/25/1997-8/27/1997      12,297,020
             --------------------------------------------------
   3,000,000 Smith Barney, Inc., 5.333%, 4/7/1997                    2,997,355
             --------------------------------------------------   ------------
              Total                                                 58,335,087
             --------------------------------------------------   ------------
             PHARMACEUTICALS--1.9%
             --------------------------------------------------
   5,000,000 Lilly (Eli) & Co., 5.469%, 7/15/1997                    4,922,271
             --------------------------------------------------   ------------
             UTILITIES--2.6%
             --------------------------------------------------
   1,575,000 Southern California Edison Co., 5.425%, 4/4/1997        1,574,304
             --------------------------------------------------
   5,000,000 Virginia Electric Power Co., 5.352%, 4/21/1997          4,985,222
             --------------------------------------------------   ------------
              Total                                                  6,559,526
             --------------------------------------------------   ------------
              TOTAL COMMERCIAL PAPER                               147,162,713
             --------------------------------------------------   ------------
 CORPORATE BONDS--7.8%
 --------------------------------------------------------------
             BANKING-FINANCE--1.8%
             --------------------------------------------------
             Associates Corp. of North America, 8.675%,              2,502,662
   2,490,000 6/15/1997
             --------------------------------------------------





THE MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
 $ 1,000,000 Norwest Corp., 9.250%, 5/1/1997                       $  1,002,595
             ---------------------------------------------------
             Wachovia Bank of NC, NA, Winston-Salem, 6.050%,          1,000,127
   1,000,000 4/14/1997
             ---------------------------------------------------   ------------
              Total                                                   4,505,384
             ---------------------------------------------------   ------------
             FINANCE-AUTOMOTIVE--0.3%
             ---------------------------------------------------
     850,000 Ford Motor Co., 5.300%, 7/1/1997                           849,290
             ---------------------------------------------------   ------------
             FINANCE-LEASING--1.2%
             ---------------------------------------------------
   1,250,000 International Lease Finance Corp., 5.500%, 4/1/1997      1,250,000
             ---------------------------------------------------
             International Lease Finance Corp., 8.125%,               1,688,581
   1,660,000 1/15/1998
             ---------------------------------------------------   ------------
              Total                                                   2,938,581
             ---------------------------------------------------   ------------
             FINANCIAL SERVICES--1.7%
             ---------------------------------------------------
   2,000,000 American General Finance Corp., 5.800%, 4/1/1997         2,000,000
             ---------------------------------------------------
   2,400,000 J.P. Morgan & Co., Inc., 6.500%, 6/30/1997               2,403,905
             ---------------------------------------------------   ------------
              Total                                                   4,403,905
             ---------------------------------------------------   ------------
             OIL/GAS--0.2%
             ---------------------------------------------------
     500,000 Texaco Capital, Inc., 9.000%, 11/15/1997                   509,555
             ---------------------------------------------------   ------------
             RESTAURANT/FOOD SERVICE--2.6%
             ---------------------------------------------------
   3,238,000 PepsiCo, Inc., 6.125%, 1/15/1998                         3,247,409
             ---------------------------------------------------
   1,250,000 Philip Morris Cos., Inc., 8.750%, 6/15/1997              1,257,913
             ---------------------------------------------------
   2,000,000 Philip Morris Cos., Inc., 9.750%, 5/1/1997               2,005,783
             ---------------------------------------------------   ------------
              Total                                                   6,511,105
             ---------------------------------------------------   ------------
              TOTAL CORPORATE BONDS                                  19,717,820
             ---------------------------------------------------   ------------
 CORPORATE NOTES--3.4%
 ---------------------------------------------------------------
             BANKING-FINANCE--0.4%
             ---------------------------------------------------
   1,000,000 CIT Group Holdings, Inc., 8.750%, 7/1/1997               1,007,582
             ---------------------------------------------------   ------------
             FINANCE-LEASING--0.8%
             ---------------------------------------------------
             International Lease Finance Corp., 6.500%,               2,004,771
   2,000,000 7/15/1997
             ---------------------------------------------------   ------------
             FINANCIAL SERVICES--2.2%
             ---------------------------------------------------
   1,000,000 American General Finance Corp., 6.625%, 6/1/1997         1,000,926
             ---------------------------------------------------
   1,978,000 Deere (John) Capital Corp., 7.200%, 5/15/1997            1,980,564
             ---------------------------------------------------
   2,461,000 Ford Capital BV, 9.750%, 6/5/1997                        2,476,622
             ---------------------------------------------------   ------------
              Total                                                   5,458,112
             ---------------------------------------------------   ------------
              TOTAL CORPORATE NOTES                                   8,470,465
             ---------------------------------------------------   ------------
 GOVERNMENT AGENCIES--22.6%
 ---------------------------------------------------------------
             (b)Federal National Mortgage Association, 5.420%,        2,000,542
   2,000,000 6/14/1997
             ---------------------------------------------------
             (b)Student Loan Marketing Association, 5.390%-          55,271,453
  55,250,000 5.760%, 4/8/1997
             ---------------------------------------------------   ------------
              TOTAL GOVERNMENT AGENCIES                              57,271,995
             ---------------------------------------------------   ------------
 (C) REPURCHASE AGREEMENT--7.9%
 ---------------------------------------------------------------
             Prudential Securities, Inc., 6.350%, dated              20,073,578
  20,073,578 3/31/1997, due 4/1/1997
             ---------------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(D)             $252,696,571
             ---------------------------------------------------   ------------





THE MONEY MARKET FUND
-------------------------------------------------------------------------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d)Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($252,883,474) at March 31, 1997.

(See Notes which are an integral part of the Financial Statements)




THE TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--99.4%
 --------------------------------------------------------
            ALABAMA--3.6%
            ---------------------------------------------
 $2,000,000 Columbia, AL, IDB , PCR (Series C) Daily
            VRDNs (Alabama Power Co.)                          A    $ 2,000,000
            ---------------------------------------------           -----------
            ALASKA--7.1%
            ---------------------------------------------
  4,000,000 Alaska State Housing Finance Corp., Revenue
            Bonds (Series 1991C) Weekly VRDNs (Swiss Bank
            Capital Markets LOC)                              A+      4,000,000
            ---------------------------------------------           -----------
            ARIZONA--7.2%
            ---------------------------------------------
  2,000,000 Arizona Health Facilities Authority, Pooled
            Loan Program Revenue Bonds (Series 1985B)
            Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank
            N.A., New York LIQ)                               AAA     2,000,000
            ---------------------------------------------
  2,000,000 Phoenix, AZ, Revenue Bonds, 7.375% Bonds
            (United States Treasury PRF), 7/1/1997 (@102)     AAA     2,057,130
            ---------------------------------------------           -----------
             Total                                                    4,057,130
            ---------------------------------------------           -----------
            FLORIDA--5.7%
            ---------------------------------------------
  3,200,000 Putnam County, FL, Development Authority, PCR
            Bonds (Series 1984H) Weekly VRDNs (Seminole
            Electric Cooperative, Inc. (FL))/(National
            Rural Utilities Cooperative Finance Corp.
            LOC)                                              AA-     3,200,000
            ---------------------------------------------           -----------
            GEORGIA--13.8%
            ---------------------------------------------
  1,500,000 Burke County, GA, Development Authority, PCR
            Bonds, Daily VRDNs (Georgia Power Company
            Plant Vogtle)                                     A+      1,500,000
            ---------------------------------------------
  2,700,000 Gwinnett County, GA, School District, GO UT
            Refunding Bonds, 4.40%, 2/1/1998                  AA      2,718,632
            ---------------------------------------------
  2,500,000 Monroe County, GA, Development Authority
            IDRB, PCR Refunding Bonds (Series 2) Daily
            VRDNs (Gulf Power Co.)                            A+      2,500,000
            ---------------------------------------------
  1,000,000 Monroe County, GA, Development Authority
            IDRB, Second Series, Daily VRDNs (Georgia
            Power Co.)                                        A+      1,000,000
            ---------------------------------------------           -----------
             Total                                                    7,718,632
            ---------------------------------------------           -----------
            MARYLAND--3.6%
            ---------------------------------------------
  2,000,000 Maryland Health & Higher Educational
            Facilities Authority, Revenue Bonds, Weekly
            VRDNs (Greater Baltimore Medical
            Center)/(First National Bank of Maryland,
            Baltimore LOC)                                    A1      2,000,000
            ---------------------------------------------           -----------
            MINNESOTA--0.7%
            ---------------------------------------------
    400,000 Beltrami County, MN, Environmental Control
            Authority Daily VRDNs (Northwood Panelboard
            Co.)/(Union Bank of Switzerland, Zurich LOC)      AA+       400,000
            ---------------------------------------------           -----------
            NEW YORK--19.9%
            ---------------------------------------------
  3,000,000 New York City Municipal Water Finance
            Authority, Water and Sewer System Revenue
            Bonds (Series 1995 A) Daily VRDNs (FGIC
            INS)/(FGIC Securities Purchase, Inc. LIQ)         AAA     3,000,000
            ---------------------------------------------
  1,100,000 New York City, NY, Daily VRDNs (FGIC
            INS)/(FGIC Securities Purchase, Inc. LIQ)         AAA     1,100,000
            ---------------------------------------------
  1,000,000 New York City, NY, Daily VRDNs                    AAA     1,000,000
            ---------------------------------------------





THE TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                   CREDIT
 OR SHARES                                                  RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
 --------------------------------------------------------
 $1,600,000 New York City, NY, GO Bonds (Series-B), Daily
            VRDNs (FGIC INS)/(FGIC Securities Purchase,
            Inc. LIQ)                                         AAA   $ 1,600,000
            ---------------------------------------------
  1,500,000 New York City, NY, GO UT (Sub-Series B-4)
            Daily VRDNs                                       AAA     1,500,000
            ---------------------------------------------
  1,500,000 New York City, NY, (Series C) Daily VRDNs
            (Morgan Guaranty Trust Co., New York LOC)         AAA     1,500,000
            ---------------------------------------------
  1,400,000 New York City, NY, (Subseries B-3), Weekly
            VRDNs (Morgan Guaranty Trust Co., New York
            LOC)                                              AAA     1,400,000
            ---------------------------------------------           -----------
             Total                                                   11,100,000
            ---------------------------------------------           -----------
            OHIO--7.2%
            ---------------------------------------------
  2,000,000 Clermont County, OH , Revenue Bonds, (Series
            B) Weekly VRDNs (Mercy Health Systems)            A+      2,000,000
            ---------------------------------------------
  2,000,000 Ohio State Air Quality Development Authority,
            Revenue Bonds, (Series B) Daily VRDNs
            (Cincinnati Gas and Electric Co.)/(J.P.
            Morgan Delaware, Wilmington LOC)                  AAA     2,000,000
            ---------------------------------------------           -----------
             Total                                                    4,000,000
            ---------------------------------------------           -----------
            TEXAS--10.4%
            ---------------------------------------------
  1,500,000 Lower Neches Valley, TX, Refunding Revenue
            Bonds, 3.50% TOBs (Chevron U.S.A., Inc.),
            Optional Tender 8/15/1997                         AA      1,500,000
            ---------------------------------------------
  2,300,000 Sabine River Authority, TX , PCR, (Series B)
            Daily VRDNs (Texas Utilities Electric
            Co.)/(Union Bank of Switzerland, Zurich LOC)      AAA     2,300,000
            ---------------------------------------------
  2,000,000 Texas State, 4.75% TRANs, 8/29/1997              SP-1+    2,006,322
            ---------------------------------------------           -----------
             Total                                                    5,806,322
            ---------------------------------------------           -----------
            UTAH--3.6%
            ---------------------------------------------
  2,000,000 Intermountain Power Agency, UT, (Series B),
            5.00% Bonds, 7/1/1997                             AA-     2,006,051
            ---------------------------------------------           -----------
            VIRGINIA--14.8%
            ---------------------------------------------
  2,200,000 Fairfax County, VA, IDA, Refunding Revenue
            Bonds, (Series A) Weekly VRDNs (Fairfax
            Hospital System)                                  AA-     2,200,000
            ---------------------------------------------
    965,000 Richmond, VA, Public Utility, (Series A),
            8.00% Bonds (United States Treasury PRF),
            1/15/1998 (@102)                                  AAA     1,016,754
            ---------------------------------------------
  1,400,000 Virginia College Building Authority, Weekly
            VRDNs (University of Richmond)/(Crestar Bank
            of Virginia, Richmond SA)                         Aa      1,400,000
            ---------------------------------------------
  1,500,000 Virginia State Public School Authority,
            (Series A), 6.00% Bonds, 1/1/1998                 AA      1,526,967
            ---------------------------------------------
  2,000,000 Virginia State Transportation Board, 7.70%
            Bonds (Route 28 Project)/(United States
            Treasury PRF), 3/1/1998 (@102)                    AAA     2,112,105
            ---------------------------------------------           -----------
             Total                                                    8,255,826
            ---------------------------------------------           -----------
            WYOMING--1.8%
            ---------------------------------------------
  1,000,000 Lincoln County, WY, Revenue Bonds, Daily
            VRDNs (Exxon Corp.)                               AAA     1,000,000
            ---------------------------------------------           -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES                   55,543,961
            ---------------------------------------------           -----------
 MUTUAL FUND SHARES--0.2%
 --------------------------------------------------------
     97,396 Goldman Sachs Institutional Tax Exempt Fund
            (AT NET ASSET VALUE)                                         97,396
            ---------------------------------------------           -----------
             TOTAL INVESTMENTS (AT AMORTIZED COST AND NET
            ASSET VALUE)(A)                                         $55,641,357
            ---------------------------------------------           -----------





THE TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
(a) Also represents cost for federal tax purposes.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
     ($55,881,044) at March 31, 1997.

The following acronyms are used throughout this portfolio:

FGIC--Financial Guaranty Insurance Company
GO--General Obligation
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDRB--Industrial Development Revenue Bond
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
PCR--Pollution Control Revenue
PRF--Prerefunded
SA--Support Agreement
TOBs--Tender Option Bonds
TRANs--Tax and Revenue Anticipation Notes
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes
(See Notes which are an integral part of the Financial Statements)




THE VIRTUS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                            THE U.S.    THE STYLE                               THE
                           GOVERNMENT   MANAGER:    THE STYLE  THE VIRGINIA  MARYLAND
                           SECURITIES   LARGE CAP    MANAGER    MUNICIPAL    MUNICIPAL
                              FUND        FUND        FUND      BOND FUND    BOND FUND
---------------------------------------------------------------------------------------
ASSETS:
Investments in
 repurchase agreements,
 at
 amortized cost           $  4,753,872 $ 2,071,749 $ 2,405,601  $       --  $        --
Investments in
 securities, at value      166,904,100  89,779,884  60,755,530  85,764,555   34,869,219
---------------------------------------------------------------------------------------
  Total investments in
  securities, at value     171,657,972  91,851,633  63,161,131  85,764,555   34,869,219
---------------------------------------------------------------------------------------
Cash                                --      61,826      25,343          --           --
Income receivable            2,739,025     139,109     195,660   1,381,491      518,550
Receivable for
 investments sold                   --     495,918          --          --           --
Receivable for shares
 sold                           96,962      20,177     161,431       1,289       57,863
Deferred expenses                   --          --       9,103          --           --
---------------------------------------------------------------------------------------
  Total assets             174,493,959  92,568,663  63,552,668  87,147,335   35,445,632
---------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments
 purchased                          --          --     525,983          --           --
Payable for shares
 redeemed                       83,672      29,865      18,756      44,745          850
Income distribution
 payable                       928,934      71,178       4,153     302,817      109,705
Accrued expenses               154,899      53,794      59,842     120,647       39,322
---------------------------------------------------------------------------------------
  Total liabilities          1,167,505     154,837     608,734     468,209      149,877
---------------------------------------------------------------------------------------
  TOTAL NET ASSETS        $173,326,454 $92,413,826 $62,943,934 $86,679,126  $35,295,755
---------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital            193,143,401  76,092,212  52,228,505  86,982,421   35,689,278
Net unrealized
appreciation
(depreciation) of
investments                (3,704,518)  10,405,561   9,717,160     259,351       23,443
Accumulated net realized
 gain (loss) on
 investments              (13,260,891)   5,835,567     946,225   (562,646)    (417,992)
Accumulated
distributions in excess
of net realized gain on
investments                (2,897,104)          --          --          --           --
Accumulated
 undistributed net
 investment income              45,566      80,486      52,044          --        1,026
---------------------------------------------------------------------------------------
  TOTAL NET ASSETS        $173,326,454 $92,413,826 $62,943,934 $86,679,126  $35,295,755
---------------------------------------------------------------------------------------
NET ASSETS:
 Trust Shares             $ 63,088,400 $26,974,126 $        -- $24,089,345  $ 6,771,187
 Investment Shares         110,238,054  65,439,700  62,943,934  62,589,781   28,524,568
---------------------------------------------------------------------------------------
  Total                   $173,326,454 $92,413,826 $62,943,934 $86,679,126  $35,295,755
---------------------------------------------------------------------------------------
NET ASSET VALUE AND
 OFFERING PRICE PER
 SHARE
 Trust Shares                    $9.77      $13.28          --      $10.65       $10.52
 Investment Shares               $9.77      $13.29      $11.90      $10.65       $10.52
---------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER
 SHARE*
 Trust Shares                    $9.77          --          --      $10.65       $10.52
 Investment Shares**             $9.57      $13.02      $11.66      $10.44       $10.31
---------------------------------------------------------------------------------------
SHARES OUTSTANDING:
 Trust Shares                6,455,401   2,031,502          --   2,261,383      643,494
 Investment Shares          11,279,933   4,925,787   5,289,202   5,875,627    2,710,794
---------------------------------------------------------------------------------------
  Total Shares
  Outstanding               17,735,334   6,957,289   5,289,202   8,137,010    3,354,288
---------------------------------------------------------------------------------------
Investments, at
 identified cost          $175,362,490 $81,446,072 $53,443,971 $85,505,204  $34,845,776
---------------------------------------------------------------------------------------
Investments, at tax cost  $175,362,490 $81,446,072 $53,443,971 $85,505,204  $34,845,776
---------------------------------------------------------------------------------------

 *See "Redeeming Shares" in the Prospectus.
**Computation of redemption proceeds per share: 98/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)




THE VIRTUS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   THE TAX-
                                        THE TREASURY                 FREE
                                           MONEY      THE MONEY      MONEY
                                        MARKET FUND  MARKET FUND  MARKET FUND
-----------------------------------------------------------------------------
ASSETS:
Investments in repurchase agreements
at amortized cost                       $182,878,678 $ 20,073,578 $        --
Investments in securities at value       205,810,067  232,622,993  55,641,357
-----------------------------------------------------------------------------
  Total investments in securities, at
   value                                 388,688,745  252,696,571  55,641,357
-----------------------------------------------------------------------------
Income receivable                          3,334,161    1,301,987     334,498
Deferred expenses                                 --           --      32,365
-----------------------------------------------------------------------------
  Total assets                           392,022,906  253,998,558  56,008,220
-----------------------------------------------------------------------------
LIABILITIES:
Income distribution payable                1,598,581      928,223     127,176
Payable to bank                              337,500       66,207          --
Accrued expenses                             262,073      120,654          --
-----------------------------------------------------------------------------
  Total liabilities                        2,198,154    1,115,084     127,176
-----------------------------------------------------------------------------
  TOTAL NET ASSETS                      $389,824,752 $252,883,474 $55,881,044
-----------------------------------------------------------------------------
NET ASSETS:
 Trust Shares                            256,918,011  167,945,731          --
 Investment Shares                       132,906,741   84,937,743  55,881,044
-----------------------------------------------------------------------------
  TOTAL NET ASSETS                      $389,824,752 $252,883,474 $55,881,044
-----------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
PROCEEDS PER SHARE
 Trust Shares                                  $1.00        $1.00          --
 Investment Shares                             $1.00        $1.00       $1.00
-----------------------------------------------------------------------------
SHARES OUTSTANDING:
 Trust Shares                            256,918,011  167,945,731          --
 Investment Shares                       133,073,673   84,937,743  55,881,044
-----------------------------------------------------------------------------
  Total Shares Outstanding               389,991,684  252,883,474  55,881,044
-----------------------------------------------------------------------------
Investments, at amortized cost and net
 asset value                            $388,688,745 $252,696,571 $55,641,357
-----------------------------------------------------------------------------
Investments, at tax cost                $388,688,745 $252,696,571 $55,641,357
-----------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)




THE VIRTUS FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                             THE U.S.     THE STYLE                              THE
                            GOVERNMENT    MANAGER:   THE STYLE   THE VIRGINIA MARYLAND
                            SECURITIES    LARGE CAP   MANAGER     MUNICIPAL   MUNICIPAL
                               FUND         FUND        FUND      BOND FUND   BOND FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                   $        --  $ 1,173,417 $1,184,368   $       --  $      --
Interest                      6,922,364       57,346     54,074    2,382,252    991,672
----------------------------------------------------------------------------------------
   Total income               6,922,364    1,230,763  1,238,442    2,382,252    991,672
----------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee         702,927      368,775    392,156      340,769    144,618
Administrative personnel
and services fee                 90,796       47,637     37,397       44,017     37,397
Custodian fees                   25,000       30,626     13,977       16,294      4,269
Transfer and dividend
disbursing agent fees
and expenses                     66,231       67,099     24,090       46,183     24,391
Directors'/Trustees'
 fees                             1,743          866        743        1,363      1,098
Auditing fees                     8,497        8,908      6,404        6,618      6,999
Legal fees                        1,529        2,860      1,339        1,226        795
Portfolio accounting
 fees                            30,000       31,145     29,680       30,903     24,774
Distribution services
fee--
Investment Shares               144,225       81,791         --       81,135     38,208
Share registration costs          8,812       12,869      5,909        7,047      3,677
Printing and postage              5,542        9,970     13,593        2,647      5,023
Insurance premiums                2,402        3,452      2,133        1,321      1,366
Miscellaneous                     3,132        3,353      3,756        7,165      1,262
----------------------------------------------------------------------------------------
   Total expenses             1,090,836      669,351    531,177      586,688    293,877
----------------------------------------------------------------------------------------
Waivers
 Waiver of investment
  advisory fee                  (37,709)          --   (151,439)          --         --
----------------------------------------------------------------------------------------
 Net expenses                 1,053,127      669,351    379,738      586,688    293,877
----------------------------------------------------------------------------------------
   Net investment income      5,869,237      561,412    858,704    1,795,564    697,795
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss)
 on investments              (1,833,975)   5,903,277  1,141,942      194,257     97,176
Change in unrealized
appreciation
(depreciation) of
investments                    (188,804)   4,264,484  4,683,204     (335,467)  (183,265)
----------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss)
 on investments              (2,022,779)  10,167,761  5,825,146     (141,210)   (86,089)
----------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  operations                $ 3,846,458  $10,729,173 $6,683,850   $1,654,354  $ 611,706
----------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)





THE VIRTUS FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       THE TAX-
                                           THE TREASURY                  FREE
                                              MONEY       THE MONEY      MONEY
                                           MARKET FUND   MARKET FUND  MARKET FUND
---------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                   $10,281,286   $6,982,857    $899,647
---------------------------------------------------------------------------------
  Total income                              10,281,286    6,982,857     899,647
---------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                        950,988      637,208     131,600
Administrative personnel and services fee      184,262      123,452      37,397
Custodian fees                                  59,097       32,712       8,550
Transfer and dividend disbursing agent
fees and expenses                              114,634       64,214       9,709
Directors'/Trustees' fees                        2,550        1,956         883
Auditing fees                                    8,494        4,459       4,202
Legal fees                                       2,713        2,466       1,226
Portfolio accounting fees                       45,971       37,428      11,466
Distribution services fee--Investment
 Shares                                        171,996      105,680          --
Share registration costs                         9,254        7,586       6,374
Printing and postage                             6,905        8,631       3,650
Insurance premiums                               2,489        3,649       1,962
Miscellaneous                                    3,994        4,292       3,746
---------------------------------------------------------------------------------
  Total expenses                             1,563,347    1,033,733     220,765
Waivers--
 Waiver of investment advisory fee             (46,840)     (57,472)    (31,791)
---------------------------------------------------------------------------------
  Net expenses                               1,516,507      976,261     188,974
---------------------------------------------------------------------------------
    Net investment income                    8,764,779    6,006,596     710,673
---------------------------------------------------------------------------------
      Change in net assets resulting from
      operations                           $ 8,764,779   $6,006,596    $710,673
---------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)




THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              THE U.S. GOVERNMENT            THE STYLE MANAGER:
                                SECURITIES FUND                LARGE CAP FUND
                          ----------------------------  ----------------------------
                            SIX MONTHS                    SIX MONTHS
                              ENDED       YEAR ENDED        ENDED       YEAR ENDED
                          MARCH 31, 1997 SEPTEMBER 30,  MARCH 31, 1997 SEPTEMBER 30,
                           (UNAUDITED)       1996        (UNAUDITED)       1996
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income      $  5,869,237  $ 13,381,466    $    561,412  $  1,995,250
Net realized gain (loss)
 on investments              (1,833,975)   (3,219,621)      5,903,277    12,982,465
Net change in unrealized
appreciation
(depreciation) of
investments                    (188,804)   (2,011,452)      4,264,484    (2,926,184)
------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  operations                  3,846,458     8,150,393      10,729,173    12,051,531
------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS--
Distributions from net
investment income:
  Trust Shares               (2,308,723)   (6,107,288)       (231,970)     (926,390)
  Investment Shares          (3,560,514)   (7,274,178)       (399,297)   (1,026,148)
Distributions from net
 realized gains:
  Trust Shares                       --            --      (4,272,531)   (3,898,915)
  Investment Shares                  --            --      (7,970,549)   (3,989,082)
------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  distributions to
  shareholders               (5,869,237)  (13,381,466)    (12,874,347)   (9,840,535)
------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of
shares                       11,606,981    46,455,480       9,982,525    18,263,662
Shares issued in
connection with
acquisition                          --            --              --     9,245,450
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                      2,351,857     6,142,681       9,068,813     5,478,249
Cost of shares redeemed     (34,025,851)  (68,163,717)    (18,066,337)  (31,477,651)
------------------------------------------------------------------------------------
  Change in net assets
  resulting from share
  transactions              (20,067,013)  (15,565,556)        985,001     1,509,710
------------------------------------------------------------------------------------
    Change in net assets    (22,089,792)  (20,796,629)     (1,160,173)    3,720,706
NET ASSETS:
Beginning of period         195,416,246   216,212,875      93,573,999    89,853,293
------------------------------------------------------------------------------------
End of period              $173,326,454  $195,416,246    $ 92,413,826  $ 93,573,999
------------------------------------------------------------------------------------
Undistributed net
investment income
included in net assets
at end of period           $     45,566  $     45,566    $     80,486  $    150,341
------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)




THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           THE VIRGINIA MUNICIPAL
                             THE STYLE MANAGER FUND              BOND FUND
                          ----------------------------  ----------------------------
                            SIX MONTHS                    SIX MONTHS
                              ENDED       YEAR ENDED        ENDED       YEAR ENDED
                          MARCH 31, 1997 SEPTEMBER 30,  MARCH 31, 1997 SEPTEMBER 30,
                           (UNAUDITED)       1996        (UNAUDITED)       1996
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS:
OPERATIONS--
Net investment income      $    858,704  $  1,728,218    $  1,795,564  $  3,919,914
Net realized gain (loss)
on investments                1,141,942     4,542,510         194,257       780,289
Net change in unrealized
appreciation
(depreciation) of
investments                   4,683,204      (119,759)       (335,467)   (2,101,082)
------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  operations                  6,683,850     6,150,969       1,654,354     2,599,121
------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS--
Distributions from net
investment income:
  Trust Shares                                     --        (535,843)   (1,287,834)
  Investment Shares            (920,120)   (1,638,472)     (1,259,721)   (2,632,080)
Distributions from net
 realized gains:
  Trust Shares                       --            --              --            --
  Investment Shares          (3,328,990)   (8,143,290)             --            --
------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  distributions to
  shareholders               (4,249,110)  (9,781,762)      (1,795,564)   (3,919,914)
------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of
shares                       26,496,243    16,506,045       3,974,917    16,125,700
Shares issued in
connection with
acquisition                          --            --              --            --
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                      4,193,950     9,243,789         800,732     1,997,026
Cost of shares redeemed     (32,963,578)  (37,724,499)    (11,765,238)  (27,234,673)
------------------------------------------------------------------------------------
  Change in net assets
  resulting from share
  transactions               (2,273,385)  (11,974,665)     (6,989,589)   (9,111,947)
------------------------------------------------------------------------------------
    Change in net assets        161,355   (15,605,458)     (7,130,799)  (10,432,740)
NET ASSETS:
Beginning of period          62,782,579    78,388,037      93,809,925   104,242,665
------------------------------------------------------------------------------------
End of period              $ 62,943,934  $ 62,782,579    $ 86,679,126  $ 93,809,925
------------------------------------------------------------------------------------
Undistributed net
investment income
included in net assets
at end of period           $     52,044  $    113,460    $         --  $         --
------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)




THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             THE MARYLAND MUNICIPAL            THE TREASURY
                                   BOND FUND               MONEY MARKET FUND
                          ---------------------------- -----------------------------
                            SIX MONTHS                   SIX MONTHS
                              ENDED       YEAR ENDED       ENDED        YEAR ENDED
                          MARCH 31, 1997 SEPTEMBER 30, MARCH 31, 1997  SEPTEMBER 30,
                           (UNAUDITED)       1996       (UNAUDITED)        1996
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS:
OPERATIONS--
Net investment income      $   697,795    $ 1,527,863  $   8,764,779   $  16,209,478
Net realized gain (loss)
 on investments                 97,176        186,173             --              --
Net change in unrealized
appreciation
(depreciation) of
investments                   (183,265)      (739,639)            --              --
-------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  operations                   611,706        974,397      8,764,779      16,209,478
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS--
Distributions from net
investment income:
  Trust Shares                (152,488)      (352,284)    (5,704,387)    (11,356,506)
  Investment Shares           (545,307)    (1,175,552)    (3,060,392)     (4,852,972)
-------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  distributions to
  shareholders                (697,795)    (1,527,836)    (8,764,779)    (16,209,478)
-------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of
shares                         986,278      8,364,014    424,846,391     659,743,838
Shares issued in
connection with
acquisition                         --             --             --     122,108,127
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                       350,300        989,879      2,408,422       4,898,441
Cost of shares redeemed     (6,127,553)   (10,247,633)  (410,569,106)   (661,630,604)
-------------------------------------------------------------------------------------
  Change in net assets
  resulting from share
  transactions              (4,790,975)      (893,740)    16,685,707     125,119,802
-------------------------------------------------------------------------------------
    Change in net assets    (4,877,064)    (1,447,179)    16,685,707     125,119,802
NET ASSETS:
Beginning of period         40,172,819     41,619,998    373,139,045     248,019,243
-------------------------------------------------------------------------------------
End of period              $35,295,755    $40,172,819  $ 389,824,752   $ 373,139,045
-------------------------------------------------------------------------------------
Undistributed net
investment income
included in net assets
at end of period           $     1,026    $     1,026  $          --   $          --
-------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)




THE VIRTUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            THE TAX-FREE MONEY
                            THE MONEY MARKET FUND              MARKET FUND
                         ----------------------------  -----------------------------
                           SIX MONTHS                    SIX MONTHS
                             ENDED       YEAR ENDED        ENDED        YEAR ENDED
                         MARCH 31, 1997 SEPTEMBER 30,  MARCH 31, 1997  SEPTEMBER 30,
                          (UNAUDITED)       1996        (UNAUDITED)        1996
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS:
OPERATIONS--
Net investment income     $  6,006,596  $  12,191,680  $     710,673   $   2,734,120
-------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  operations                 6,006,596     12,191,680        710,673       2,734,120
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS--
Distributions from net
investment income:
  Trust Shares              (4,080,262)    (8,395,610)            --              --
  Investment Shares         (1,926,334)    (3,796,070)      (710,673)     (2,734,120)
-------------------------------------------------------------------------------------
  Change in net assets
  resulting from
  distributions to
  shareholders              (6,006,596)   (12,191,680)      (710,673)     (2,734,120)
-------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of
shares                     389,989,431    576,928,235    135,039,798     389,800,080
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                     1,533,379      3,626,658        175,091         459,305
Cost of shares redeemed   (382,839,169)  (551,929,373)  (131,832,752)   (419,737,938)
-------------------------------------------------------------------------------------
  Change in net assets
  resulting from share
  transactions               8,683,641     28,625,520      3,382,137     (29,478,553)
-------------------------------------------------------------------------------------
    Change in net assets     8,683,641     28,625,520      3,382,137     (29,478,553)
NET ASSETS:
Beginning of period        244,199,833    215,574,313     52,498,907      81,977,460
-------------------------------------------------------------------------------------
End of period             $252,883,474  $ 244,199,833  $  55,881,044   $  52,498,907
-------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)




THE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                           MARCH 31,                  YEAR ENDED SEPTEMBER 30,
                          -----------    ------------------------------------------------------------
INVESTMENT SHARES            1997          1996      1995      1994       1993        1992    1991(A)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD           $9.89        $10.13    $ 9.83    $10.90     $10.95      $10.54   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income         0.31          0.62      0.64      0.61       0.66        0.75     0.78
 Net realized and
 unrealized gain (loss)
 on investments               (0.12)        (0.24)     0.30     (0.94)      0.03        0.50     0.54
---------------------------------------------------------------------------------------------------------
Total from investment
operations                     0.19          0.38      0.94     (0.33)      0.69        1.25     1.32
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income            (0.31)        (0.62)    (0.64)    (0.61)     (0.66)(b)   (0.75)   (0.78)
 Distributions from net
 realized gain on
 investments                     --            --        --        --      (0.08)      (0.09)      --
 Distributions in excess
 of net realized gain on
 investments (b)                 --            --        --     (0.13)        --          --       --
---------------------------------------------------------------------------------------------------------
Total distributions           (0.31)        (0.62)    (0.64)    (0.74)     (0.74)      (0.84)   (0.78)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $ 9.77        $ 9.89    $10.13    $ 9.83     $10.90      $10.95   $10.54
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (D)               1.87%         3.79%     9.84%    (3.36)%     6.82%      12.42%   14.00%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                      1.22%(c)      1.14%     1.01%     0.99%      0.77%       0.52%    0.64%(c)
 Net investment income         6.17%(c)      6.11%     6.41%     5.94%      5.91%       7.01%    8.03%(c)
 Expense
 waiver/reimbursement
 (e)                           0.04%(c)      0.13%     0.28%     0.32%      0.43%       0.65%    0.93%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)      $110,238      $116,418  $114,803  $112,439   $119,187     $40,274  $    10
 Portfolio turnover              48%          118%       82%      227%       154%        201%     101%
---------------------------------------------------------------------------------------------------------
                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                           MARCH 31,                  YEAR ENDED SEPTEMBER 30,
                          -----------    ------------------------------------------------------------
TRUST SHARES                 1997          1996      1995      1994       1993        1992    1991(A)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD           $9.89        $10.13    $ 9.83    $10.90     $10.95      $10.54   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income         0.32          0.64      0.66      0.63       0.67        0.75     0.78
 Net realized and
 unrealized gain (loss)
 on investments               (0.12)        (0.24)     0.30     (0.94)      0.03        0.50     0.54
---------------------------------------------------------------------------------------------------------
Total from investment
operations                     0.20          0.40      0.96     (0.31)      0.70        1.25     1.32
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income            (0.32)        (0.64)    (0.66)    (0.63)     (0.67)(b)   (0.75)   (0.78)
 Distributions from net
 realized gain on
 investments                     --            --        --        --      (0.08)      (0.09)      --
 Distributions in excess
 of net realized gain on
 investments (b)                 --            --        --     (0.13)        --          --       --
---------------------------------------------------------------------------------------------------------
Total distributions           (0.32)        (0.64)    (0.66)    (0.76)     (0.75)      (0.84)   (0.78)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $ 9.77        $ 9.89    $10.13    $ 9.83     $10.90      $10.95   $10.54
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (D)               2.00%         4.05%    10.11%    (3.12)%     6.94%      12.42%   14.00%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                      0.97%(c)      0.89%     0.76%     0.74%      0.63%       0.52%    0.64%(c)
 Net investment income         6.41%(c)      6.36%     6.66%     6.19%      6.17%       7.01%    8.03%(c)
 Expense
 waiver/reimbursement
 (e)                           0.04%(c)      0.13%     0.28%     0.32%      0.43%       0.65%    0.93%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)      $ 63,088      $ 78,998  $101,410  $107,103   $112,334     $95,610  $27,565
 Portfolio turnover              48%          118%       82%      227%       154%        201%     101%
---------------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.
(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.
(c) Computed on an annualized basis.
(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




THE STYLE MANAGER: LARGE CAP FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                           MARCH 31,               YEAR ENDED SEPTEMBER 30,
                          -----------   -----------------------------------------------------
INVESTMENT SHARES            1997        1996    1995(E)   1994      1993     1992    1991(A)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $13.68      $13.70   $11.80   $12.39    $12.02   $11.86   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income         0.08        0.27     0.09     0.17      0.24     0.26     0.32
 Net realized and
 unrealized gain (loss)
 on investments                1.45        1.18     2.20    (0.39)     0.54     0.46     1.85
-------------------------------------------------------------------------------------------------
Total from investment
operations                     1.53        1.45     2.29    (0.22)     0.78     0.72     2.17
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income            (0.09)      (0.27)   (0.09)   (0.17)    (0.25)   (0.25)   (0.31)
 Distributions from net
 realized gain on
 investments                  (1.83)      (1.20)   (0.30)   (0.20)    (0.16)   (0.31)      --
-------------------------------------------------------------------------------------------------
Total distributions           (1.92)      (1.47)   (0.39)   (0.37)    (0.41)   (0.56)   (0.31)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $13.29      $13.68   $13.70   $11.80    $12.39   $12.02   $11.86
-------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              11.28%      11.28%   20.02%   (1.72%)    6.31%    6.31%   22.68%
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                      1.45%(c)    1.36%    1.21%    1.20%     0.87%    0.95%    0.80%(c)
 Net investment income         1.05%(c)    2.01%    0.67%    1.40%     1.81%    2.25%    3.05%(c)
 Expense
 waiver/reimbursement
 (d)                             --          --     0.21%    0.23%     0.55%    0.34%    0.38%(c)
-------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)       $65,440     $59,891  $44,509  $26,739   $18,691   $2,290     $488
 Average commission rate
 paid (f)                   $0.0764     $0.0616       --       --        --       --       --
 Portfolio turnover              21%        151%     208%     205%       67%      38%      84%
-------------------------------------------------------------------------------------------------
                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                           MARCH 31,               YEAR ENDED SEPTEMBER 30,
                          -----------   -----------------------------------------------------
TRUST SHARES                 1997        1996    1995(E)   1994      1993     1992    1991(A)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $13.68      $13.70   $11.80   $12.39    $12.02   $11.86   $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income         0.12        0.33     0.12     0.20      0.28     0.26     0.32
 Net realized and
 unrealized gain (loss)
 on investments                1.42        1.15     2.20    (0.40)     0.51     0.46     1.85
-------------------------------------------------------------------------------------------------
Total from investment
operations                     1.54        1.48     2.32    (0.20)     0.79     0.72     2.17
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income            (0.11)      (0.30)   (0.12)   (0.19)    (0.26)   (0.25)   (0.31)
 Distributions from net
 realized gain on
 investments                  (1.83)      (1.20)   (0.30)   (0.20)    (0.16)   (0.31)      --
-------------------------------------------------------------------------------------------------
Total distributions           (1.94)      (1.50)   (0.42)   (0.39)    (0.42)   (0.56)   (0.31)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $13.28      $13.68   $13.70   $11.80    $12.39   $12.02   $11.86
-------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              11.35%      11.55%   20.33%   (1.50%)    6.42%    6.31%   22.68%
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                      1.19%(c)    1.11%    0.96%    0.95%     0.66%    0.95%    0.80%(c)
 Net investment income         1.33%(c)    2.26%    0.92%    1.68%     2.09%    2.25%    3.05%(c)
 Expense
 waiver/reimbursement
 (d)                             --          --     0.21%    0.23%     0.55%    0.34%    0.38%(c)
-------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)       $26,974     $33,683  $45,345  $70,374   $65,841  $49,581  $37,032
 Average commission rate
 paid (f)                   $0.0764     $0.0616       --       --        --       --       --
 Portfolio turnover              21%        151%     208%     205%       67%      38%      84%
-------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e) Per share information presented is based upon monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)




THE STYLE MANAGER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                            (UNAUDITED)     YEAR ENDED
                                             MARCH 31,     SEPTEMBER 30,
                                            -----------   ----------------
                                               1997        1996    1995(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $11.47      $12.03   $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                           0.17        0.31     0.03
 Net realized and unrealized gain (loss) on
 investments                                     1.07        0.77     2.03
------------------------------------------------------------------------------
Total from investment operations                 1.24        1.08     2.06
------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment income       (0.18)      (0.29)   (0.03)
 Distributions from net realized gain on
 investments                                    (0.63)      (1.35)      --
------------------------------------------------------------------------------
Total distributions                             (0.81)      (1.64)   (0.03)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $11.90      $11.47   $12.03
------------------------------------------------------------------------------
TOTAL RETURN (B)                                11.02%      10.19%   20.59%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                        1.18%(c)    0.99%    0.44%(c)
 Net investment income                           2.68%(c)    2.63%    0.46%(c)
 Expense waiver/reimbursement (d)                0.47%(c)    0.44%    1.03%(c)
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)      $62,944     $62,783  $78,388
 Average commission rate paid                 $0.0606     $0.0514       --
 Portfolio turnover                                 7%        112%      92%
------------------------------------------------------------------------------


(a) Reflects operations for the period from March 7, 1995 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




THE VIRGINIA MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                           MARCH 31,               YEAR ENDED SEPTEMBER 30,
                          -----------   -------------------------------------------------------
INVESTMENT SHARES            1997        1996     1995     1994        1993     1992    1991(A)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $10.68      $10.81   $10.26   $11.26      $10.46   $10.18  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income         0.21        0.41     0.45     0.45        0.51     0.54    0.57
 Net realized and
 unrealized gain
 (loss) on investments        (0.03)      (0.13)    0.55    (0.92)       0.89     0.29    0.18
--------------------------------------------------------------------------------------------------
Total from investment
operations                     0.18        0.28     1.00    (0.47)       1.40     0.83    0.75
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income            (0.21)      (0.41)   (0.45)   (0.45)(g)   (0.51)   (0.54)  (0.57)
 Distributions from net
realized gain on
investments                      --          --       --    (0.06)      (0.09)   (0.01)     --
 Distributions in excess
 of net realized
 gain on investments (b)         --          --       --    (0.02)         --       --      --
--------------------------------------------------------------------------------------------------
Total distributions           (0.21)      (0.41)   (0.45)   (0.53)      (0.60)   (0.55)  (0.57)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $10.65      $10.68   $10.81   $10.26      $11.26   $10.46  $10.18
--------------------------------------------------------------------------------------------------
TOTAL RETURN (D)               1.66%       2.60%   10.00%   (4.25)%     13.49%    8.51%   7.64%
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                      1.36%(c)    1.32%    1.17%    1.15%       0.90%    0.83%   0.47%(c)
 Net investment income         3.88%(c)    3.78%    4.32%    4.22%       4.68%    5.14%   6.08%(c)
 Expense
 waiver/reimbursement
 (e)                             --        0.02%    0.22%    0.27%       0.50%    0.86%   1.70%(c)
--------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)       $62,590     $65,700  $70,572  $74,706     $63,492  $20,883  $6,031
 Portfolio turnover              15%        129%      26%      29%         17%      51%     27%
--------------------------------------------------------------------------------------------------
                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                           MARCH 31,               YEAR ENDED SEPTEMBER 30,
                          -----------   -------------------------------------------------------
TRUST SHARES                 1997        1996     1995     1994        1993     1992    1991(A)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $10.68      $10.81   $10.26   $11.26      $10.46   $10.18  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income         0.22        0.44     0.48     0.48        0.53     0.54    0.57
 Net realized and
 unrealized gain
 (loss) on investments        (0.03)      (0.13)    0.55    (0.92)       0.89     0.29    0.18
--------------------------------------------------------------------------------------------------
Total from investment
operations                     0.19        0.31     1.03    (0.44)       1.42     0.83    0.75
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income            (0.22)      (0.44)   (0.48)   (0.48)(f)   (0.53)   (0.54)  (0.57)
 Distributions from net
 realized gain on
 investments                     --          --       --    (0.06)      (0.09)   (0.01)     --
 Distributions in excess
 of net realized
 gain on investments (b)         --          --       --    (0.02)         --       --      --
--------------------------------------------------------------------------------------------------
Total distributions           (0.22)      (0.44)   (0.48)   (0.56)      (0.62)   (0.55)  (0.57)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $10.65      $10.68   $10.81   $10.26      $11.26   $10.46  $10.18
--------------------------------------------------------------------------------------------------
TOTAL RETURN (D)               1.79%       2.86%   10.27%   (4.01%)     13.62%    8.51%   7.64%
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                      1.11%(c)    1.06%    0.92%    0.90%       0.75%    0.83%   0.47%(c)
 Net investment income         4.13%(c)    4.03%    4.57%    4.47%       4.85%    5.14%   6.08%(c)
 Expense
 waiver/reimbursement
 (e)                             --        0.02%    0.22%    0.27%       0.50%    0.86%   1.70%(c)
--------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)       $24,089     $28,110  $33,670  $34,165     $41,204  $20,852  $8,546
 Portfolio turnover              15%        129%      26%      29%         17%      51%     27%
--------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.
(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(c) Computed on an annualized basis.
(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(f) Amount includes distributions to shareholders in excess of net investment income of $0.0002 per share.
(g) Amount includes distributions to shareholders in excess of net investment income of $0.0001 per share.
(See Notes which are an integral part of the Financial Statements)




THE MARYLAND MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                          MARCH 31,               YEAR ENDED SEPTEMBER 30,
                         -----------   ----------------------------------------------------
INVESTMENT SHARES           1997        1996     1995     1994      1993     1992   1991(A)
----------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $10.56      $10.69   $10.17   $11.24    $10.39  $10.10  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.19        0.38     0.40     0.45      0.49    0.54    0.53
 Net realized and
 unrealized gain (loss)
 on investments              (0.04)      (0.13)    0.54    (0.97)     0.85    0.29    0.10
----------------------------------------------------------------------------------------------
Total from investment
operations                    0.15        0.25     0.94    (0.52)     1.34    0.83    0.63
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.19)      (0.38)   (0.40)   (0.45)    (0.49)  (0.54)  (0.53)
 Distributions from net
 realized gain on
 investments                    --          --    (0.02)   (0.10)       --      --      --
----------------------------------------------------------------------------------------------
Total distributions          (0.19)      (0.38)   (0.42)   (0.55)    (0.49)  (0.54)  (0.53)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $10.52      $10.56   $10.69   $10.17    $11.24  $10.39  $10.10
----------------------------------------------------------------------------------------------
TOTAL RETURN (B)              1.40%       2.36%    9.81%   (4.74%)   13.24%   8.31%   6.64%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     1.57%(c)    1.43%    1.24%    1.17%     1.00%   0.59%   0.60%(c)
 Net investment income        3.57%(c)    3.57%    4.24%    4.22%     4.50%   5.11%   5.66%(c)
 Expense
 waiver/reimbursement
 (d)                            --        0.25%    0.44%    0.51%     0.77%   1.91%   1.05%(c)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)      $28,525     $31,284  $32,172  $34,580   $33,907  $4,053  $2,940
 Portfolio turnover             10%        138%      21%      27%       23%     34%     35%
----------------------------------------------------------------------------------------------
                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                          MARCH 31,               YEAR ENDED SEPTEMBER 30,
                         -----------   ----------------------------------------------------
TRUST SHARES                1997        1996     1995     1994      1993     1992   1991(A)
----------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $10.56      $10.69   $10.17   $11.24    $10.39  $10.10  $10.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.20        0.41     0.42     0.48      0.50    0.54    0.53
 Net realized and
 unrealized
 gain (loss) on
 investments                 (0.04)      (0.13)    0.54    (0.97)     0.85    0.29    0.10
----------------------------------------------------------------------------------------------
Total from investment
operations                    0.16        0.28     0.96    (0.49)     1.35    0.83    0.63
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.20)      (0.41)   (0.42)   (0.48)    (0.50)  (0.54)  (0.53)
 Distributions from net
 realized
 gain on investments            --          --    (0.02)   (0.10)       --      --      --
----------------------------------------------------------------------------------------------
Total distributions          (0.20)      (0.41)   (0.44)   (0.58)    (0.50)  (0.54)  (0.53)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $10.52      $10.56   $10.69   $10.17    $11.24  $10.39  $10.10
----------------------------------------------------------------------------------------------
TOTAL RETURN (B)              1.53%       2.61%   10.09%   (4.50%)   13.37%   8.31%   6.64%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     1.32%(c)    1.18%    0.99%    0.92%     0.86%   0.59%   0.60%(c)
 Net investment income        3.82%(c)    3.83%    4.49%    4.46%     4.64%   5.11%   5.66%(c)
 Expense
 waiver/reimbursement
 (d)                            --        0.25%    0.44%    0.51%     0.77%   1.91%   1.05%(c)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)       $6,771      $8,889   $9,447  $11,301   $12,014  $6,004    $556
 Portfolio turnover             10%        138%      21%      27%       23%     34%     35%
----------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 31, 1991.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




THE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                          MARCH 31,                   YEAR ENDED SEPTEMBER 30,
                         -----------    ----------------------------------------------------------
INVESTMENT SHARES           1997          1996      1995      1994      1993      1992    1991(A)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 1.00        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.02          0.05      0.05      0.03      0.02      0.04      0.06
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.02)        (0.05)    (0.05)    (0.03)    (0.02)    (0.04)    (0.06)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 1.00        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              2.24%         4.67%     4.98%     2.90%     2.52%     3.61%     5.90%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     0.96%(c)      0.90%     0.85%     0.84%     0.70%     0.70%     0.51%(c)
 Net investment income        4.45%(c)      4.49%     4.92%     3.05%     2.47%     3.49%     5.65%(c)
 Expense
 waiver/reimbursement
 (d)                          0.02%(c)      0.09%     0.10%     0.18%     0.20%     0.11%     0.27%(c)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $132,907      $146,161   $39,363   $21,883   $20,382   $12,960      $548
------------------------------------------------------------------------------------------------------
                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                          MARCH 31,                   YEAR ENDED SEPTEMBER 30,
                         -----------    ----------------------------------------------------------
TRUST SHARES                1997          1996      1995      1994      1993      1992    1991(A)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 1.00        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.02          0.05      0.05      0.03      0.03      0.04      0.06
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.02)        (0.05)    (0.05)    (0.03)    (0.03)    (0.04)    (0.06)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 1.00        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              2.36%         4.89%     5.24%     3.16%     2.64%     3.61%     5.90%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     0.71%(c)      0.65%     0.60%     0.59%     0.58%     0.70%     0.51%(c)
 Net investment income        4.70%(c)      4.81%     5.17%     3.30%     2.60%     3.49%     5.65%(c)
 Expense
 waiver/reimbursement
 (d)                          0.02%(c)      0.06%     0.10%     0.18%     0.20%     0.11%     0.27%(c)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $256,918      $226,978  $208,656  $304,285  $152,921  $163,451  $129,959
------------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




THE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                          MARCH 31,                   YEAR ENDED SEPTEMBER 30,
                         -----------    ---------------------------------------------------------
INVESTMENT SHARES           1997          1996      1995      1994      1993      1992    1991(A)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 1.00        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.02          0.05      0.05      0.03      0.03      0.04     0.06
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.02)        (0.05)    (0.05)    (0.03)    (0.03)    (0.04)   (0.06)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 1.00        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              2.29%         4.91%     5.11%     3.10%     2.77%     3.79%    5.92%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     0.93%(c)      0.73%     0.80%     0.80%     0.64%     0.64%    0.51%(c)
 Net investment income        4.56%(c)      4.77%     5.04%     3.07%     2.68%     3.64%    5.99%(c)
 Expense
 waiver/reimbursement
 (d)                          0.05%(c)      0.23%     0.21%     0.25%     0.30%     0.29%    0.36%(c)
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)      $84,938       $83,525   $41,813   $15,236    $9,905    $5,803       $1
-----------------------------------------------------------------------------------------------------
                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                          MARCH 31,                   YEAR ENDED SEPTEMBER 30,
                         -----------    ---------------------------------------------------------
TRUST SHARES                1997          1996      1995      1994      1993      1992    1991(A)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD         $ 1.00        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income        0.02          0.05      0.05      0.03      0.03      0.04     0.06
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net
 investment income           (0.02)        (0.05)    (0.05)    (0.03)    (0.03)    (0.04)   (0.06)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $ 1.00        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (B)              2.42%         5.04%     5.36%     3.35%     2.89%     3.79%    5.92%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS
 Expenses                     0.68%(c)      0.60%     0.57%     0.55%     0.50%     0.64%    0.51%(c)
 Net investment income        4.79%(c)      4.93%     5.27%     3.25%     2.83%     3.64%    5.99%(c)
 Expense
 waiver/reimbursement
 (d)                          0.05%(c)      0.12%     0.19%     0.25%     0.30%     0.29%    0.36%(c)
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $167,946      $160,675  $173,761  $132,445  $134,397  $136,616  $57,432
-----------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




THE TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    SIX MONTHS
                                       ENDED
                                    (UNAUDITED)    YEAR ENDED SEPTEMBER
                                     MARCH 31,              30,
                                    -----------   -------------------------
                                       1997        1996     1995    1994(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $ 1.00      $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   0.01        0.03     0.03     0.01
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 Distributions from net investment
 income                                (0.01)       (0.03)   (0.03)   (0.01)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 1.00      $ 1.00   $ 1.00   $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (B)                         1.36%       3.01%    3.53%    0.45%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
 Expenses                                0.72%(c)    0.56%    0.39%    0.36%(c)
 Net investment income                   2.70%(c)    2.95%    3.55%    2.65%(c)
 Expense waiver/reimbursement (d)        0.12%(c)    0.20%    0.56%    0.70%(c)
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
 Net assets, end of period (000
 omitted)                             $55,881     $52,499  $81,977  $21,967
-------------------------------------------------------------------------------


(a) Reflects operations for the period from July 27, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)





THE VIRTUS FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

The Virtus Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios (individually referred to as the "Fund", or collectively as the "Funds"). All Funds, except The Style Manager Fund and The Tax-Free Money Market Fund are offered in two classes of shares:
Trust Shares and Investment Shares. The Style Manager Fund and The Tax-Free Money Market Fund are presented as Investment Shares for financial statement purposes. The following portfolios comprise the Trust:

              PORTFOLIO NAME                                       INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------
  The U.S. Government Securities Fund    Current income
  ("Government Securities Fund") (d)
---------------------------------------------------------------------------------------
  The Style Manager: Large Cap Fund      Growth of capital and income
  ("Large Cap Fund") (d)
---------------------------------------------------------------------------------------
  The Style Manager Fund                 Growth of capital
  ("Style Manager Fund") (d)
---------------------------------------------------------------------------------------
  The Virginia Municipal Bond Fund       Current income exempt from federal regular
  ("Virginia Municipal Bond Fund") (n)   income tax and the personal income tax imposed
                                         by the Commonwealth of Virginia
---------------------------------------------------------------------------------------
  The Maryland Municipal Bond Fund       Current income exempt from federal regular
  ("Maryland Municipal Bond Fund") (n)   income tax and the personal income tax imposed
                                         by the State of Maryland
---------------------------------------------------------------------------------------
  The Treasury Money Market Fund         Current income consistent with stability of
  ("Treasury Money Market Fund") (d)     principal
---------------------------------------------------------------------------------------
  The Money Market Fund                  Current income consistent with stability of
  ("Money Market Fund") (d)              principal
---------------------------------------------------------------------------------------
  The Tax-Free Money Market Fund         Current income exempt from federal regular
  ("Tax-Free Money Market Fund") (d)     income tax consistent with stability of
                                         principal and liquidity

(d)Diversified
(n)Non-diversified

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On September 30, 1995, Treasury Money Market Fund acquired all the net assets of the Blanchard 100% Treasury Money Market Fund pursuant to a plan of reorganization approved by Blanchard 100% Treasury Money Market Fund's shareholders. This was accomplished by a tax-free exchange of shares of Treasury Money Market Fund for shares of the Blanchard 100% Treasury Money Market Fund.

On June 24, 1996, Large Cap Fund acquired all the net assets of the Blanchard American Equity Fund pursuant to a plan of reorganization approved by Blanchard American Equity Fund's shareholders. The acquisition was accomplished by a tax-free exchange of shares of Large Cap Fund for shares of the Blanchard American Equity Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.




THE VIRTUS FUNDS
-------------------------------------------------------------------------------

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Trusts' money market funds' use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For the remaining Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At September 30, 1996, Government Securities Fund, Virginia Municipal Bond Fund, Maryland Municipal Bond Fund and Money Market Fund, for federal tax purposes, each had a capital loss carryforward, as noted below. These capital loss carryforwards will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

    FUNDS                                          TOTAL TAX LOSS CARRYFORWARD
    ----------------------------                   ---------------------------
    Government Securities Fund                             $11,120,666
    Virginia Municipal Bond Fund                           $   756,721
    Maryland Municipal Bond Fund                           $   515,234
    Money Market Fund                                      $    76,711





THE VIRTUS FUNDS
-------------------------------------------------------------------------------

  Pursuant to the Code, such capital loss carryforwards will expire as follows:

       GOVERNMENT SECURITIES FUND            VIRGINIA MUNICIPAL BOND FUND
   -------------------------------------  ------------------------------------
   EXPIRATION YEAR    EXPIRATION AMOUNT   EXPIRATION YEAR   EXPIRATION AMOUNT
   ---------------    -----------------   ---------------   -----------------
        2003             $9,742,636            2003             $219,533
        2004             $1,378,030            2004             $537,188
      MARYLAND MUNICIPAL BOND FUND                MONEY MARKET FUND
   -------------------------------------  ------------------------------------
   EXPIRATION YEAR    EXPIRATION AMOUNT   EXPIRATION YEAR   EXPIRATION AMOUNT
   ---------------    -----------------   ---------------   -----------------
        2004               $515,234            2002              $34,522
                                               2003              $42,189


  Additionally, net capital losses, as noted below, attributable to security transactions incurred after September 30, 1995, were treated as arising on October 1, 1996 the first day of the Funds' taxable year.

    FUND                                            TOTAL TAX LOSS PUSHFORWARD
    ----------------------------                    --------------------------
    Government Securities Fund                              $3,215,438
    Virginia Municipal Bond Fund                            $1,317,477


  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 1997, Treasury Money Market Fund, Money Market Fund, and Tax-Free Money Market Fund, capital paid-in aggregated $389,824,752, $252,883,474, and $55,881,044, respectively. Transactions in shares were as follows:


THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                  GOVERNMENT
                                SECURITIES FUND           LARGE CAP FUND
                            ------------------------  ------------------------
FOR THE SIX MONTHS ENDED
MARCH 31, 1997:               SHARES      DOLLARS       SHARES      DOLLARS
--------------------------  ----------  ------------  ----------  ------------
INVESTMENT SHARES:
--------------------------
Shares sold                    649,296  $  6,462,487     417,991  $  5,878,785
--------------------------
Shares issued to
shareholders in payment of
distributions declared         235,749     2,351,857     624,758     8,243,068
--------------------------
Shares redeemed             (1,372,764)  (13,647,667)   (493,373)   (6,924,892)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Investment Share
transactions                  (487,719) $ (4,833,323)    549,376  $  7,196,961
--------------------------  ----------  ------------  ----------  ------------
TRUST SHARES:
--------------------------
Shares sold                    516,956  $  5,144,494     299,709  $  4,103,740
--------------------------
Shares issued to
shareholders in payment of
distributions declared              --            --      62,609       825,745
--------------------------
Shares redeemed             (2,046,738)  (20,378,184)   (793,354)  (11,141,445)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Trust Share transactions    (1,529,782) $(15,233,690)   (431,036) $ (6,211,960)
--------------------------  ----------  ------------  ----------  ------------
  Net change resulting
   from fund share
   transactions             (2,017,501) $(20,067,013)    118,340  $    985,001
--------------------------  ----------  ------------  ----------  ------------
                                  GOVERNMENT
                                SECURITIES FUND           LARGE CAP FUND
                            ------------------------  ------------------------
FOR THE YEAR ENDED
SEPTEMBER 30, 1996:           SHARES      DOLLARS       SHARES      DOLLARS
--------------------------  ----------  ------------  ----------  ------------
INVESTMENT SHARES:
--------------------------
Shares sold                  2,763,200  $ 27,838,858     965,024  $ 12,986,255
--------------------------
Shares issued in
connection with the
acquisition                         --            --     695,147     9,245,450
--------------------------
Shares issued to
shareholders in payment of
distributions declared         611,870     6,142,678     379,876     4,969,161
--------------------------
Shares redeemed             (2,935,461)  (29,411,819)   (913,112)  (13,464,743)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Investment Share
transactions                   439,609  $  4,569,717   1,126,935  $ 13,736,123
--------------------------  ----------  ------------  ----------  ------------
TRUST SHARES:
--------------------------
Shares sold                  1,853,668  $ 18,616,622     395,754  $  5,277,407
--------------------------
Shares issued to
shareholders in payment of
distributions declared               1             3      38,987       509,088
--------------------------
Shares redeemed             (3,875,084)  (38,751,898) (1,282,606)  (18,012,908)
--------------------------  ----------  ------------  ----------  ------------
Net change resulting from
Trust Share transactions    (2,021,415) $(20,135,273)   (847,865) $(12,226,413)
--------------------------  ----------  ------------  ----------  ------------
  Net change resulting
   from fund share
   transactions             (1,581,806) $(15,565,556)    279,070  $  1,509,710
--------------------------  ----------  ------------  ----------  ------------





THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                                       STYLE MANAGER FUND
                                                     ------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 1997:               SHARES      DOLLARS
---------------------------------------------------  ----------  ------------
Shares sold                                           2,243,193  $ 26,496,243
---------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  361,262     4,193,950
---------------------------------------------------
Shares redeemed                                      (2,789,651)  (32,963,578)
---------------------------------------------------  ----------  ------------
  Net change resulting from fund share transactions    (185,196) $ (2,273,385)
---------------------------------------------------  ----------  ------------
                                                       STYLE MANAGER FUND
                                                     ------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1996:                 SHARES      DOLLARS
---------------------------------------------------  ----------  ------------
Shares sold                                           1,489,971  $ 16,506,045
---------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  863,431     9,243,789
---------------------------------------------------
Shares redeemed                                      (3,397,734)  (37,724,499)
---------------------------------------------------  ----------  ------------
  Net change resulting from fund share transactions  (1,044,332) $(11,974,665)
---------------------------------------------------  ----------  ------------

                                   VIRGINIA MUNICIPAL     MARYLAND MUNICIPAL
                                       BOND FUND              BOND FUND
                                  ---------------------  ---------------------
FOR THE SIX MONTHS ENDED MARCH     SHARES     DOLLARS     SHARES     DOLLARS
31, 1997:                         --------  -----------  --------  -----------
--------------------------------
INVESTMENT SHARES:
--------------------------------
Shares sold                        292,874  $ 3,173,993    85,065  $   907,825
--------------------------------
Shares issued to shareholders in
payment of distributions
declared                            73,864      800,732    32,715      350,300
--------------------------------
Shares redeemed                   (643,437)  (6,952,394) (369,220)  (3,937,944)
--------------------------------  --------  -----------  --------  -----------
Net change resulting from
Investment Share transactions     (276,699) $(2,977,669) (251,440) $(2,679,819)
--------------------------------  --------  -----------  --------  -----------
TRUST SHARES:
--------------------------------
Shares sold                         74,008   $  800,942     7,306  $    78,453
--------------------------------
Shares issued to shareholders in
payment of distributions
declared                                --           --        --           --
--------------------------------
Shares redeemed                   (444,879)  (4,812,844) (205,516)  (2,189,609)
--------------------------------  --------  -----------  --------  -----------
Net change resulting from Trust
Share transactions                (370,871) $(4,011,902) (198,210) $(2,111,156)
--------------------------------  --------  -----------  --------  -----------
  Net change resulting from fund
   share transactions             (647,570) $(6,989,571) (449,650) $(4,790,975)
--------------------------------  --------  -----------  --------  -----------





THE VIRTUS FUNDS
--------------------------------------------------------------------------------

                                 VIRGINIA MUNICIPAL       MARYLAND MUNICIPAL
                                      BOND FUND               BOND FUND
                               ------------------------  ---------------------
FOR THE YEAR ENDED SEPTEMBER     SHARES      DOLLARS      SHARES     DOLLARS
30, 1996:                      ----------  ------------  --------  -----------
-----------------------------
INVESTMENT SHARES:
-----------------------------
Shares sold                     1,022,563  $ 11,073,171   574,103  $ 6,142,806
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                          184,796     1,997,026    92,527      989,879
-----------------------------
Shares redeemed                (1,580,634)  (17,022,733) (712,478)  (7,557,624)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Investment Share transactions    (373,275) $ (3,952,536)  (45,848) $  (424,939)
-----------------------------  ----------  ------------  --------  -----------
TRUST SHARES:
-----------------------------
Shares sold                       468,285  $  5,052,529   209,103  $ 2,221,208
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                               --            --        --           --
-----------------------------
Shares redeemed                  (950,703)  (10,211,940) (252,990)  (2,690,009)
-----------------------------  ----------  ------------  --------  -----------
Net change resulting from
Trust Share transactions         (482,418) $ (5,159,411)  (43,887) $  (468,801)
-----------------------------  ----------  ------------  --------  -----------
  Net change resulting from
   fund share transactions       (855,693) $ (9,111,947)  (89,735) $  (893,740)
-----------------------------  ----------  ------------  --------  -----------

                         TREASURY MONEY MARKET FUND       MONEY MARKET FUND
                         ---------------------------  ---------------------------
                          SIX MONTHS       YEAR        SIX MONTHS       YEAR
                            ENDED          ENDED         ENDED          ENDED
                          MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                             1997          1996           1997          1996
                         ------------  -------------  ------------  -------------
INVESTMENT SHARES
-----------------------
Shares sold                39,364,218    92,237,108     47,420,512   144,072,045
-----------------------
Shares issued in
connection with the
Acquisition                        --   122,108,127             --            --
-----------------------
Shares issued to
shareholders in payment
of distributions
declared                    2,408,420     4,898,438      1,533,379     3,626,655
-----------------------
Shares redeemed           (55,026,957) (112,278,779)   (47,540,807) (105,987,535)
-----------------------  ------------  ------------   ------------  ------------
Net change resulting
from Investment Share
transactions              (13,254,319)  106,964,894      1,413,084    41,711,165
-----------------------  ------------  ------------   ------------  ------------
TRUST SHARES
-----------------------
Shares sold               385,482,173   567,506,731    342,568,919   432,856,190
-----------------------
Shares issued to
shareholders in payment
of distributions
declared                            2             3             --             3
-----------------------
Shares redeemed          (355,542,149) (549,184,891)  (335,298,362) (445,941,838)
-----------------------  ------------  ------------   ------------  ------------
Net change resulting
from Trust Share
transactions               29,940,026    18,321,843      7,270,557   (13,085,645)
-----------------------  ------------  ------------   ------------  ------------
  Net change resulting
   from fund share
   transactions            16,685,707   125,286,737      8,683,641    28,625,520
-----------------------  ------------  ------------   ------------  ------------





THE VIRTUS FUNDS
-------------------------------------------------------------------------------

                                              TAX-FREE MONEY MARKET FUND
                                             ----------------------------
                                               SIX MONTHS    YEAR ENDED
                                                 ENDED      SEPTEMBER 30,
                                             MARCH 31, 1997     1996
                                             -------------- -------------
Shares sold                                    135,039,798   389,800,080
-------------------------------------------
Shares issued to shareholders in payment of
distributions declared                             175,091       459,305
-------------------------------------------
Shares redeemed                               (131,832,752) (419,737,938)
-------------------------------------------   ------------  ------------
  Net change resulting from fund share
   transactions                                  3,382,137   (29,478,553)
-------------------------------------------   ------------  ------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management, Inc., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

 FUND                          ANNUAL RATE
 ----------------------------  -----------
 Government Securities Fund        0.75%
 Large Cap Fund                    0.75%
 Style Manager Fund                1.25%
 Virginia Municipal Bond Fund      0.75%
 Maryland Municipal Bond Fund      0.75%
 Treasury Money Market Fund        0.50%
 Money Market Fund                 0.50%
 Tax-Free Money Market Fund        0.50%


The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Effective October 22, 1996, the Adviser increased its annual fee to 1.25% on the Style Manager Fund.

Effective October 22, 1996, the Adviser entered into a sub-advisory agreement with Trend Capital Management ("Trend") on behalf of Style Manager Fund and Large Cap Fund. Under the terms of a sub-advisory agreement between the Adviser and Trend, with respect to Style Manager Fund, the Adviser will pay Trend an annual fee as follows: (a) an amount equal to 0.10% of the first $60 million of the Fund's average daily net assets; and (b) with respect to average daily net assets of the Fund in excess of $60 million, an amount equal to (i) one-third of the Adviser's advisory fee to the extent that such advisory fee is less than or equals 1% of the Fund's average daily net assets (but not to exceed 0.25% of the Fund's average daily net assets); plus (ii) to the extent that the annual advisory fee exceeds 1% of the Fund's average daily net assets, an additional amount equal to two-thirds of such excess. With respect to the Large Cap Fund, the Adviser will pay Trend an amount equal to 0.15% of the first $100 million of the Fund's average daily net assets; and
0.33 1/3% the Fund's average daily net assets in excess of $100 million. Trend may voluntarily choose to reduce its compensation. Trend can modify or terminate this voluntary reduction at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Trust, the Blanchard Precious Metals Fund, Inc., and the Blanchard Funds, all of which are advised by the Adviser. The administrative fee received during any fiscal year shall be at least $75,000 per Fund. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment Shares, annually, to reimburse FSC. Tax-Free Money Market Fund and Style Manager Fund will not accrue or pay any distribution expenses pursuant to the Plan until a second class of shares has been created for certain institutional investors.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Signet Trust Company is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the six months ended March 31, 1997, the following amounts were paid pursuant to this agreement:

                                                                      AMOUNT REIMBURSED
                                      EXPENSES OF                      TO FAS FOR THE
                                      ORGANIZING                      SIX MONTHS ENDED
 FUND                                  THE FUND                        MARCH 31, 1997
 --------------------------           -----------                     -----------------
 Style Manager Fund                     $28,773                            $1,743
 Tax-Free Money Market Fund             $17,883                            $1,161


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 1997, were as follows:

 FUND                                      PURCHASES                           SALES
 -----------------------------            -----------                       ------------
 Government Securities Fund               $86,837,678                       $109,477,380
 Large Cap Fund                           $19,876,406                       $ 32,479,047
 Style Manager Fund                       $ 4,413,907                       $  7,892,290
 Virginia Municipal Bond Fund             $12,930,079                       $ 18,739,267
 Maryland Municipal Bond Fund             $ 3,642,776                       $  7,583,206


(6) CONCENTRATION OF CREDIT RISK

Since Virginia Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of those states than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at March 31, 1997, 38.3% of the securities in Virginia Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.0% of total investments. At March 31, 1997, 18.2% of the securities in Maryland Municipal Bond Fund's portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.2% of total investments.




TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue Thomas G. Bigley John T. Conroy, Jr. William J. Copeland James
E. Dowd Lawrence D. Ellis, M.D. Edward L. Flaherty, Jr. Edward C. Gonzales Peter E. Madden Gregor F. Meyer John E. Murray, Jr. Wesley W. Posvar Marjorie
P. Smuts
                                      John F. Donahue
                                         Chairman
                                      Edward C. Gonzales
                                         President and Treasurer
                                      J. Christopher Donahue
                                         Executive Vice President
                                      John W. McGonigle
                                         Executive Vice President and
                                         Secretary
                                      Joseph S. Machi
                                         Vice President and Assistant
                                         Treasurer
                                      Richard B. Fisher
                                         Vice President
                                      C. Grant Anderson
                                         Assistant Secretary
                                      Timothy S. Johnson
                                         Assistant Secretary

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectuses which contains facts concerning their objective and policies, management fees, expenses and other information.



Federated Securities Corp. is the distributor of the Funds.
              Cusip 927913608      Cusip 927913855   Cusip 927913400
              Cusip 927913707      Cusip 927913848   Cusip 927913301
              Cusip 927913863      Cusip 927913830   Cusip 927913889
              Cusip 927913871      Cusip 927913509   Cusip 927913103
              Cusip 927913806                        Cusip 927913202
                                                      008531 (5/97)